Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Trading Symbol	ABHD
Entity Registrant Name	Abtech Holdings, Inc.
Entity Central Index Key	0001405858
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 3,577,436	$ 1,386,502	$ 4,123
Inventories, net	413,155	528,009	569,042
Deferred charges, net	77,778	439,203	20,028
Prepaid expenses and other current assets	56,263	37,988	76,759
Total current assets	4,337,740	2,501,904	719,638
Fixed assets, net	74,006	49,485	65,514
Security deposits	33,940	17,977	17,977
Deferred charges, net	7,424	15,020	22,673
Total assets	4,453,110	2,584,386	825,802
Current liabilities
Loans from shareholders	9,000	9,000	180,500
Notes payable		0	21,000
Capital lease obligation - current portion	3,679	0
Customer deposits	41,724	38,505	193,180
Accrued interest payable	358,507	126,232	39,904
Accrued expenses	141,132	122,790	125,557
Total current liabilities	5,502,410	5,146,872	2,562,026
Due to related party	97,571	101,524	106,601
Capital lease obligation - noncurrent portion	7,921	0
Warrant liability	2,652,234	498,976	0
Total liabilities	10,091,136	7,783,372	6,625,493
Commitments and contingencies
Stockholders deficiency
Preferred stock,		0	15,898
Common stock,	57,492	47,160	30,786
Additional paid-in capital	32,802,031	24,651,344	18,665,312
Non-controlling interest	(2,111,230)	(1,674,105)	0
Accumulated deficit	(36,386,319)	(28,223,385)	(24,511,687)
Total stockholders deficiency	(5,638,026)	(5,198,986)	(5,799,691)
Total liabilities and stockholders deficiency	4,453,110	2,584,386	825,802
All Other
Current assets
Accounts receivable - trade, net	213,108	108,170	36,642
Current liabilities
Accounts payable	342,796	483,879	629,470
Convertible promissory notes	4,075,759	3,758,082	208,679
Convertible promissory notes	121,000	155,000	1,375,865
Related Party Transactions
Current assets
Accounts receivable - trade, net	0	2,032	13,044
Current liabilities
Accounts payable	29,813	29,703	7,736
Convertible promissory notes	500,000	578,681	1,156,000
Convertible promissory notes	$ 1,710,000	$ 1,881,000	$ 2,581,001

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Feb. 10, 2011	Dec. 31, 2010
Common stock, par value	$ 0.001	$ 0.001	$ 0.01	$ 0.001
Common stock, authorized shares	300,000,000	300,000,000	5,000,000	300,000,000
Common stock, issued shares	57,491,386	47,160,435	0	49,249,674
Common stock, outstanding shares	57,491,386	47,160,435	10,000,000	49,249,674
Preferred stock, par value		$ 0.01	$ 0	$ 0.01
Preferred stock, shares authorized		5,000,000	0	3,500,000
Preferred Stock, Shares Issued		0	0	1,589,775
Preferred Stock, Shares Outstanding		1,439,614	0	1,589,775

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net revenues	$ 81,208	$ 124,608	$ 561,000	$ 268,619	$ 537,152	$ 433,658
Cost of revenues	69,327	108,874	379,606	310,333	458,006	391,675
Gross profit (loss)	11,881	15,734	181,394	(41,714)	79,146	41,983
Operating expenses
Selling, general and administrative	1,038,372	736,844	3,268,476	2,090,123	3,107,596	2,353,233
Research and development	176,559	184,117	600,249	445,120	634,109	504,396
Total operating expenses	1,214,931	920,961	3,868,725	2,535,243	3,741,705	2,857,629
Operating loss	(1,203,050)	(905,227)	(3,687,331)	(2,576,957)	(3,662,559)	(2,815,646)
Other income (expense)
Interest expense	(1,480,123)	(57,127)	(3,706,958)	(1,711,964)	(2,078,704)	(115,568)
Gain on extinguishment of debt	0	115,000	0	115,000	115,000	0
Gain (loss) on valuation of warrant liability	(553,536)	0	(1,232,291)	0	242,052	0
Other income (expense)	25,421	1	26,521	90	(1,592)	(27,201)
Total other income (expense), net	(2,008,238)	57,874	(4,912,728)	(1,596,874)	(1,723,244)	(142,769)
Net loss before income taxes	(3,211,288)	(847,353)	(8,600,059)	(4,173,831)	(5,385,803)	(2,958,415)
Provision for income taxes	0	0	0	0	0	0
Net loss	(3,211,288)	(847,353)	(8,600,059)	(4,173,831)	(5,385,803)	(2,958,415)
Net loss attributable to non-controlling interest	(172,289)	(116,469)	(437,125)	(365,173)	(489,655)	0
Net loss attributable to controlling interest	(3,038,999)	(730,884)	(8,162,934)	(3,808,658)	(4,896,148)	(2,958,415)
Basic and diluted loss per common share (in dollars per shares)	$ (0.06)	$ (0.02)	$ (0.17)	$ (0.09)	$ (0.11)	$ (0.1)
Basic and diluted weighted average number of shares outstanding (in shares)	51,481,822	47,112,637	49,381,008	43,194,804	44,160,713	30,017,868
All Other
Net revenues					537,152	381,517
Related Party Transactions
Net revenues					$ 0	$ 52,141

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIENCY (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Cash [Member]	Dec. 31, 2011 Services [Member]	Dec. 31, 2010 Services [Member]	Dec. 31, 2010 Conversion Of Debt [Member]	Dec. 31, 2011 Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member] At Merger [Member]	Dec. 31, 2010 Preferred Stock [Member] Conversion Of Debt [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] At Merger [Member]	Dec. 31, 2011 Common Stock [Member] Cash [Member]	Dec. 31, 2011 Common Stock [Member] Services [Member]	Dec. 31, 2010 Common Stock [Member] Services [Member]	Dec. 31, 2011 Additional Paid-In Capital [Member]	Dec. 31, 2010 Additional Paid-In Capital [Member]	Dec. 31, 2011 Additional Paid-In Capital [Member] At Merger [Member]	Dec. 31, 2011 Additional Paid-In Capital [Member] Cash [Member]	Dec. 31, 2011 Additional Paid-In Capital [Member] Services [Member]	Dec. 31, 2010 Additional Paid-In Capital [Member] Services [Member]	Dec. 31, 2010 Additional Paid-In Capital [Member] Conversion Of Debt [Member]	Dec. 31, 2011 Retained Earnings [Member]	Dec. 31, 2010 Retained Earnings [Member]	Dec. 31, 2011 Noncontrolling Interest [Member]	Dec. 31, 2009 Noncontrolling Interest [Member]
Balance	$ (5,799,691)	$ (4,891,398)					$ 15,898	$ 15,109			$ 30,786	$ 29,264					$ 18,665,312	$ 16,617,501						$ (24,511,687)	$ (21,553,272)	$ 0	$ 0
Shares, Outstanding							1,589,775	1,510,875			30,786,056	29,264,022
Stock-based compensation expense	135,545	239,265															135,545	239,265
Common stock issued			825,000	320,533	19,980									825	450	27				824,175	320,083	19,953
Common stock issued (in shares)														825,000	449,931	27,034
Preffered stock conversion						250,000			(1,502)	667			799						703				249,333
Preffered stock conversion (in shares)									(150,161)	66,667			799,424
Interest paid in preferred shares of subsidiary		45,877						122										45,755
Interest paid in preferred shares of subsidiary (in shares)								12,233
Advances received pre-merger		1,495,000										1,495						1,493,505
Advances received pre-merger (in shares)	10,000,000											1,495,000
Shares issued to effect reverse merger	0										10,000	1,495					(10,000)	1,493,505
Shares issued to effect reverse merger (in shares)											10,000,000	1,495,000
Preferred shares of subsidiary that did not convert at merger	0						(14,396)										14,396							1,184,450		(1,184,450)
Preferred shares of subsidiary that did not convert at merger (in shares)							(1,439,614)
Shares issued for conversion of debt at merger	1,349,291										1,919						1,347,372
Shares issued for conversion of debt at merger (in shares)											1,919,320
Shares issued for debt conversion post-merger	1,735,184										3,065						1,732,119
Shares issued for debt conversion post-merger (in shares)											3,065,004
Shares forfeited and cancelled	0										(684)						684
Shares forfeited and cancelled (in shares)											(684,300)
Beneficial conversion feature of new debt	1,620,955																1,620,955
Net loss	(5,385,803)	(2,958,415)																						(4,896,148)	(2,958,415)	(489,655)
Balance	$ (5,198,986)	$ (5,799,691)						$ 15,898			$ 47,160	$ 30,786					$ 24,651,344	$ 18,665,312						$ (28,223,385)	$ (24,511,687)	$ (1,674,105)	$ 0
Balance (in shares)								1,589,775			47,160,435	30,786,056

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net loss	$ (8,600,059)	$ (4,173,831)	$ (5,385,803)	$ (2,958,415)
Adjustments to reconcile net loss attributable to controlling interest to net cash used in operating activities
Depreciation	17,711	35,544	27,635	47,452
Common stock issued for services rendered	240,000	14,700	320,533	19,980
Stock-based compensation expense	297,247	223,801	135,546	239,265
Preferred stock of subsidiary issued for interest on notes payable	0	20,784	20,784	45,877
Interest related to beneficial conversion feature	971,514	1,620,955	1,620,955	0
Income from forgiveness of debt	0	(115,000)	(115,000)	0
Note discount for warrants amortized as interest	1,243,812	16,212	159,657	0
Deferred charges expensed as interest	867,053	7,847	142,836	0
Loss on change in fair value of warrant liability	1,232,291	0	(242,052)	0
Other	0	19,251
Changes in operating assets and liabilities:
Accounts receivable, net	(102,906)	(57,248)	(60,516)	(4,709)
Inventories, net	114,854	2,366	41,033	12,082
Prepaid expenses and other current assets	(18,275)	(58,713)	38,771	1,905
Security deposits	(15,963)	0
Deferred charges, net	(258,181)	(182,532)	(436,222)	0
Accounts payable	(140,973)	190,538	(123,624)	309,505
Customer deposits	3,219	434	(154,675)	(3,928)
Accrued interest payable	360,496	(10,804)	86,328	17,199
Accrued expenses	18,342	76,359	(2,767)	54,414
Net cash used in operating activities	(3,769,818)	(2,369,337)	(3,926,581)	(2,219,373)
Investing Activities
Purchases of fixed assets	(30,632)	(5,698)	(11,606)	(15,596)
Net cash used in investing activities	(30,632)	(5,698)	(11,606)	(15,596)
Financing Activities
Proceeds from sales of common stock and warrants	3,450,337	825,000	825,000	1,495,000
Proceeds from borrowings from shareholders			0	41,000
Proceeds from exercise of warrants	220,000	0
Repayment of borrowings	(275,000)	(1,177,857)	(1,924,957)	(551,321)
Repayment of borrowings from shareholders	0	(41,000)	(71,500)	(141,500)
Proceeds from notes payable	2,600,000	3,075,000	6,497,100	1,291,865
Net decrease in due to related party	(3,953)	(3,755)	(5,077)	(4,862)
Net cash provided by financing activities	5,991,384	2,677,388	5,320,566	2,130,182
Net change in cash and cash equivalents	2,190,934	302,353	1,382,379	(104,787)
Cash and cash equivalents at beginning of period	1,386,502	4,123	4,123	108,910
Cash and cash equivalents at end of period	3,577,436	306,476	1,386,502	4,123
Supplemental cash flow information:
Cash paid for interest	264,051	37,637	43,642	43,343
Cash paid for income taxes	0	0	0	0
Noncash investing and financing activities:
Preferred stock of subsidiary issued for conversion of debt, including accrued interest	0	1,347,372	3,084,474	295,877
Common stock, warrants and options issued for services	537,247	238,501	456,079	19,980
Beneficial conversion feature recorded to additional paid-in capital	1,200,433	1,620,955	1,620,955	0
Preferred shares of subsidiary not converting at merger	0	1,184,450	1,184,450	0
Unamortized portion of debt discount	342,241	0	463,235	0
Common stock issued for conversion of debt, including accrued interest	2,540,221	1,737,102
Portion of debt discount in deferred charges	239,851	0	118,136	0
Issuance of warrant liability	1,133,747	156,007
Warrant liability reclassed to paid-in capital upon exercise of warrant	212,780	0
Fixed assets purchased through capital lease	$ 11,600	$ 0

ORGANIZATION	9 Months Ended
Sep. 30, 2012
Organization [Abstract]
Organization [Text Block]

NOTE 1 – ORGANIZATION

Abtech Holdings, Inc. (“ABHD” or the “Company”) (formerly Laural Resources, Inc.), was incorporated under the laws of the State of Nevada on February 13, 2007, with authorized capital stock of 300,000,000 shares at $0.001 par value.

AbTech Industries, Inc. (“AbTech”), a Delaware corporation with an authorized capital of 15,000,000 shares of $0.01 par value common stock and 5,000,000 shares of $0.01 par value preferred stock, was acquired by ABHD in a reverse acquisition transaction on February 10, 2011 (the “Merger”). In accordance with the merger agreement between AbTech and ABHD (the “Merger Agreement”), ABHD acquired all of the issued and outstanding common stock of AbTech, including shares issuable upon the conversion of Series A preferred stock and convertible promissory notes outstanding, in exchange for the stockholders of AbTech acquiring 46,000,000 shares of ABHD common stock. ABHD also agreed to reduce its number of common shares outstanding to 10,000,000 shares prior to the Merger. The preferred stockholders of AbTech that elected not to convert and exchange their shares for ABHD common shares represent the non-controlling interest shown on the Condensed Consolidated Balance Sheets as of September 30, 2012 and December 31, 2011.

For accounting purposes, the transaction has been accounted for as a reverse acquisition, with AbTech as the acquirer. These condensed consolidated financial statements of the Company represent a continuation of the financial statements of AbTech, with one adjustment, which is to retroactively adjust the legal capital of AbTech to reflect the legal capital of ABHD. Comparative information presented in these condensed consolidated financial statements also has been retroactively adjusted to reflect the legal capital of the Company.

AbTech is an environmental technologies firm that provides innovative solutions to address issues of water pollution. AbTech has developed and patented the Smart Sponge® polymer technology. This technology’s oil absorbing capabilities make it highly effective as a filtration media to remove hydrocarbons and other pollutants from flowing or pooled water. AbTech is headquartered in Scottsdale, Arizona and has a manufacturing facility located in Phoenix, Arizona.

AbTech’s wholly-owned subsidiary, Environmental Security Corporation (“ESC”), was formed in 2003 to develop a sensor array technology designed to detect impurities in water flows. ESC owns a U.S. patent on this technology and has acquired rights to another monitoring technology, but otherwise had no operations during 2012 or 2011.

In May, 2012, the Company formed a new subsidiary, AEWS Engineering, LLC (“AEWS”), an independent civil and environmental engineering firm, established to provide engineering and technology innovation to the water infrastructure sector. AEWS is owned 80% by the Company and 20% by Bjornulf White, the President of AEWS and Executive Vice President of AbTech. Under the AEWS operating agreement, the Company will fund the initial start-up costs of AEWS. Any future profits will be allocated first to those members that have funded prior losses (AbTech) and then to members in proportion to their membership interests. Accordingly, the operations of AEWS for the periods reflected in these condensed consolidated financial statements are allocated 100% to the Company. AEWS has an office located in Raleigh, North Carolina.

The Company operates in one business segment which is the filtration and treatment of polluted water.

BUSINESS AND SUMMARY OF ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
BUSINESS AND SUMMARY OF ACCOUNTING POLICIES

NOTE 1 – BUSINESS AND SUMMARY OF ACCOUNTING POLICIES

Organization and Description of Business

Abtech Holdings, Inc. (“ABHD” or the “Company”) (formerly Laural Resources, Inc.), was incorporated under the laws of the State of Nevada on February 13, 2007, with authorized capital stock of 300,000,000 shares at $0.001 par value.

AbTech Industries, Inc. (“AbTech”), a Delaware corporation with an authorized capital of 15,000,000 shares of $0.01 par value common stock and 5,000,000 shares of $0.01 par value preferred stock, was acquired by ABHD in a reverse acquisition transaction (the “Merger”) on February 10, 2011. In accordance with the merger agreement between AbTech and ABHD (the “Merger Agreement”), ABHD acquired all of the issued and outstanding common stock of AbTech, including shares issuable upon the conversion of Series A preferred stock and convertible promissory notes outstanding, in exchange for the stockholders of AbTech acquiring 46,000,000 shares of ABHD common stock. ABHD also agreed to reduce its number of common shares outstanding to 10,000,000 shares prior to the merger. (See Note 12 – Reverse Acquisition Transaction). The preferred stockholders of AbTech Industries that elected to not convert and exchange their shares for ABHD common shares represent the non-controlling interest shown on the Consolidated Balance Sheet as of December 31, 2011.

For accounting purposes, the transaction has been accounted for as a reverse acquisition, with AbTech as the acquirer. These consolidated financial statements of the Company represent a continuation of the financial statements of AbTech, with one adjustment, which is to retroactively adjust the legal capital of AbTech to reflect the legal capital of ABHD. Comparative information presented in these consolidated financial statements also has been retroactively adjusted to reflect the legal capital of the Company, except that the number of shares of preferred stock of AbTech outstanding prior to the Merger are shown as the actual number of shares of preferred stock outstanding.

The Company is an environmental technologies firm that provides innovative solutions to address issues of water pollution. The Company has developed and patented the Smart Sponge® polymer technology. This technology’s oil absorbing capabilities make it highly effective as a filtration media to remove hydrocarbons and other pollutants from flowing or pooled water. The Company is headquartered in Scottsdale, Arizona and has a manufacturing facility located in Phoenix, Arizona.

AbTech’s wholly-owned subsidiary, Environmental Security Corporation (“ESC”), was formed by the Company in 2003 to develop a sensor array technology designed to detect impurities in water flows. ESC owns a U.S. patent on this technology and has acquired rights to another monitoring technology, but otherwise had no operations during either 2011 or 2010.

The Company operates in one business segment which is the filtration and treatment of polluted water.

Basis of Financial Statement Presentation – The consolidated financial statements include the accounts of ABHD, AbTech and ESC. Intercompany accounts and transactions have been eliminated. The shares of preferred stock of AbTech outstanding prior to the merger are shown in the consolidated financial statements at their actual share amounts without giving effect to the potential of these shares to convert to shares of ABHD common stock. After the Merger, the shares of preferred stock that have not converted to shares of ABHD common stock represent the minority interest shown on the Consolidated Balance Sheet. The consolidated financial statements do not include the operations of ABHD prior to the date of the Merger which are considered to be immaterial to the operations of AbTech. The equity section of the Consolidated Balance Sheets and the basic and diluted weighted average number of shares outstanding on the Consolidated Statements of Operations for periods prior to the date of the Merger have been restated to give retroactive effect to the merger transaction and to show the shares outstanding at the Balance Sheet dates as if such shares had been exchanged for ABHD shares in accordance with the terms of the Merger Agreement. The equity section of the Consolidated Balance Sheets and the basic and diluted weighted average number of shares outstanding on the Consolidated Statements of Operations for periods ended after the date of the Merger represents the actual shares of ABHD outstanding after the share exchanges that occurred as part of the merger transaction. The non-controlling interest shown on the Consolidated Balance Sheet as of December 31, 2011, represents the ownership interest in AbTech of the holders of AbTech Series A preferred stock that elected not to exchange their Series A preferred shares for common shares of ABHD as allowed by the Merger Agreement.

Cash and Cash Equivalents– The Company considers all highly liquid debt instruments with a maturity of three months or less when acquired to be cash and cash equivalents.

Use of Estimates– The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates are used in determining the allowance for doubtful accounts and inventory allowance, in valuing the warrant liability, beneficial conversion features, stock-based compensation and stock issued in the reverse merger and in determining the classification of conversion options embedded in convertible promissory notes. Due to the uncertainties inherent in the formulation of accounting estimates, and the significance of these items, it is reasonable to expect that the estimates in connection with these items could be materially revised within the next year.

Concentration of Credit Risk– Credit risk represents the accounting loss that would be recognized at the reporting date if counter parties failed completely to perform as contracted. Concentrations of credit risk that arise from financial instruments exist for groups of customers or counter parties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions described below.

·	Cash and cash equivalents – Financial instruments that subject the Company to credit risk are cash balances maintained in excess of federal depository insurance limits. At December 31, 2011, the Company had $251,249 in cash or cash equivalent balances which were not guaranteed by the Federal Deposit Insurance Corporation. To date, the Company has not experienced any losses in such accounts and believes the exposure is minimal.
·	Major customers and accounts receivable – Major customers represent any customer that accounts for more than 10% of revenues for the year. During 2011, the Company had two customers that accounted for 29% and 15%, respectively, of revenues and whose accounts receivable balances (unsecured) accounted for approximately 0% and 42%, respectively, of accounts receivable at December 31, 2011. During 2010, the Company had one customer that accounted for 23% of its revenues and whose accounts receivable balance (unsecured) accounted for approximately 12% of accounts receivable at December 31, 2010.

·	Supplier – Major suppliers represent any vendor that accounts for more than 10% of purchases for the year. During 2011, the Company had two vendors that accounted for 34% and 41%, respectively, of its purchases. Neither of these vendors had an accounts payable balance at December 31, 2011. During 2010, the Company had two vendors that each accounted for more than 10% of its purchases at 14% and 11%, respectively. Neither of these vendors had an accounts payable balance at December 31, 2010.

Fair Values of Financial Assets and Liabilities– The Company measures and discloses certain financial assets and liabilities at fair value. Authoritative guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Authoritative guidance also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1– Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3– Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company estimates fair value of the warrant liability using the Black-Scholes valuation model. Significant assumptions were determined as follows:

•	Expected term is determined under the simplified method using an average of the contractual term and vesting period of the award as appropriate statistical data required to properly estimate the expected term was not available;
•	Expected volatility is measured using the historical weekly changes in the market price of the Company’s common stock, disregarding identifiable periods of time in which share price was extraordinarily volatile due to certain events that are not expected to recur during the expected term;
•	Risk-free interest rate is to approximate the implied yield on zero-coupon U.S. Treasury bonds with a remaining maturity equal to the expected term of the awards; and,
•	Forfeitures are based on the history of cancellations of warrants granted by the Company and management’s analysis of potential future forfeitures.

Inventories– Inventories are stated at the lower of cost or market, with cost computed on an average cost method which approximates the first-in, first-out basis. Inventory costs include raw materials, direct labor and manufacturing overhead. Provision is made for obsolete, slow-moving or defective items where appropriate. The amount of any provision is recognized as an expense in the period the provision occurs.

Warranty Accrual– The Company’s products are subject to warranty periods of one year or less. The warranty accrual is based on management’s best estimate of expected costs associated with product failure and historical product failures. The Company has not incurred any significant warranty claims to date.

Fixed Assets– Fixed assets, stated at cost, are depreciated on the straight-line method for financial statement reporting purposes, over the estimated useful lives of the assets, which range from three to ten years. Leasehold improvement costs are depreciated over the shorter of the lease term or their useful life. Repairs and maintenance costs are expensed as incurred. Betterments or renewals are capitalized when they occur.

Deferred Charges– Deferred charges are costs incurred in connection with the issuance of debt. These costs are capitalized as an asset and amortized over the term of the debt using the effective interest method. Amortization expense related to these deferred charges totaled $142,836 in 2011 and $20,029 in 2010.

Revenue Recognition– The Company recognizes revenue only when all of the following criteria have been met:

•	Persuasive evidence of an arrangement exists;
•	Delivery has occurred or services have been rendered;
•	The fee for the arrangement is fixed or determinable; and
•	Collectability is reasonably assured.

Persuasive Evidence of an Arrangement– The Company documents all terms of an arrangement in a quote signed or confirmed by the customer prior to recognizing revenue.

Delivery Has Occurred or Services Have Been Performed– The Company performs all services or delivers all products prior to recognizing revenue. Services are considered to be performed when the services are complete.

The Fee for the Arrangement is Fixed or Determinable– Prior to recognizing revenue, a customer’s fee is either fixed or determinable under the terms of the quote or accepted customer purchase order.

Collectability Is Reasonably Assured – Collectability is assessed on a customer by customer basis based on criteria outlined by management.

In 2011 and 2010, the Company recognized revenue from the sale of its Smart Sponge and Smart Sponge Plus products, including Ultra-Urban Filters, Line Skimmers, Passive Skimmers and Smart Paks. The Smart Paks are usually sold as a component of an engineered system such as an end-of-pipe vault or other larger multi-product treatment train. The Company provides engineering design services on some engineered solutions but does not perform any major installation of such systems. Revenue from design services are recognized at the time the engineering services are completed. The Company recognizes shipping and handling fees as revenue and the related expenses as a component of cost of sales. All internal handling charges are charged to selling, general and administrative expenses.

The payment terms for sales made to distributors vary based on the credit worthiness of the particular vendor and the size of the order. Some orders require prepayment of up to 50% at the time the order is received, others require payment in full before shipping and others are made on terms requiring payment within 30 days of the date of shipment. Distributors do not have a right of return for products purchased from the Company. The Company may on occasion allow a return under appropriate conditions to promote good business practices, however, such returns have been and are expected to be minimal. Regardless of when payment is received from the distributor, revenues are recognized in accordance with the criteria for revenue recognition described above.

Allowance for Doubtful Accounts– The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowances are calculated based on a detailed review of individual customer accounts, historical rates and an estimation of the overall economic conditions affecting the Company’s customer base. The Company reviews a customer’s credit history before extending credit. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. The allowance for doubtful accounts was $16,600 at December 31, 2011 and $14,600 at December 31, 2010.

Customer Deposits– The Company receives from some distributors a one-time fee for the exclusive distribution rights to its products. In some cases, this nonrefundable fee represents a prepayment by the distributor for future product purchases. In such cases the deposit is recognized as revenue when products are shipped and the risks and rewards of ownership have been transferred or when the distributor forfeits the prepayment, in accordance with the terms of the distribution agreement.

Cost Recognition– Cost of revenues includes all direct material and labor costs and those indirect costs of bringing raw materials to sale condition, including depreciation of equipment used in manufacturing and shipping and handling costs. Selling, general, and administrative costs are charged to operating expenses as incurred. Research and development costs are expensed as incurred and are included in operating expenses. Advertising costs are expensed as incurred. Total advertising costs for 2011 and 2010 were $23,792 and $14,811, respectively.

Long-Lived Assets– The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. When indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount, the Company measures the amount of such impairment by comparing the assets' carrying value to the assets' present value of the expected future discounted cash flows. Impairment charges, if any, are recorded in the period realized.

Income Taxes–Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the book and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established to reduce a deferred tax asset to the amount expected to be realized. The Company assesses its ability to realize deferred tax assets based on current earnings performance and on projections of future taxable income in the relevant tax jurisdictions. These projections do not include taxable income from the reversal of deferred tax liabilities and do not reflect a general growth assumption but do consider known or pending events, such as the passage of legislation. The Company’s estimates of future taxable income are reviewed annually. All tax positions are first analyzed to determine if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of any related appeals or litigation processes. After the initial analysis, the tax benefit is measured as the largest amount that is more than 50% likely of being realized upon ultimate settlement. Our income tax returns are subject to adjustment under audit for approximately the last four years.

If the Company is required to pay interest on the underpayment of income taxes, the Company recognizes interest expense in the first period the interest becomes due according to the provisions of the relevant tax law.

If the Company is subject to payment of penalties, the Company recognizes an expense for the amount of the statutory penalty in the period when the position is taken on the income tax return. If the penalty was not recognized in the period when the position was initially taken, the expense is recognized in the period when the Company changes its judgment about meeting minimum statutory thresholds related to the initial position taken.

Stock-Based Compensation– All share-based payments to employees, including grants of employee stock options, are expensed based on their estimated fair values at grant date, in accordance with ASC 718.

Compensation expense for stock options is recorded over the vesting period using the estimated fair value on the date of grant, as calculated by the Company using the Black-Scholes model. The Company classifies all share-based awards as equity instruments and recognizes the vesting of the awards ratably over their respective terms.

See Note 11 for a description of the Company’s share-based compensation plan and information related to awards granted under the plan.

Net Loss Per Share– Basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. The calculation of basic loss per share gives retroactive effect to the recapitalization related to the reverse acquisition of AbTech Industries by AbTech Holdings. The Company has other potentially dilutive securities outstanding that are not shown in a diluted net loss per share calculation because their effect in both 2011 and 2010 would be anti-dilutive. These potentially dilutive securities include Series A Preferred Stock, options, warrants and convertible promissory notes (see Notes 10 and 11), and total 31,667,254 shares at December 31, 2011 and 19,271,902 shares at December 31, 2010.

Conversion Options– The Company bifurcates conversion options embedded in financial instruments and accounts for them at fair value when required. The Company has determined that none of its embedded conversion options require bifurcation.

Imputed Interest– A note issued solely for cash equal to its face amount is presumed to earn the stated rate of interest. However, in some cases the parties may also exchange unstated (or stated) rights or privileges, which are given accounting recognition by establishing a note discount or premium account. In such cases, the Company imputes interest when required.

Reverse Acquisition– The Company has accounted for the reverse acquisition discussed above in accordance with ASC 805-40 (Reverse Acquisitions). The 10,000,000 shares of ABHD outstanding immediately prior to the reverse acquisition represent the consideration transferred for the merger.

Recent Accounting Pronouncements

With the exception of those discussed below, there have been no recent accounting pronouncements or changes in accounting pronouncements during the year ended December 31, 2011, that are of significance, or potential significance, to the Company.

In December 2010, the FASB issued authoritative guidance clarifying the determination of the impairment of goodwill and the related calculation of that impairment (“Step 2”) when entities have reporting units with zero or negative carrying amounts. For entities with reporting units with zero or negative carrying values, Step 2 is required if it is more likely than not that a goodwill impairment exits. The adoption of this guidance had no material effect on the Company’s financial statements.

In May 2011, the FASB issued authoritative guidance regarding measurement of fair value and for disclosing information about fair value measurements. Application of the highest and best use and valuation premise concepts are clarified for use in measuring the fair value of nonfinancial assets and are not relevant when measuring the fair value of financial assets or of liabilities. New disclosures should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. This guidance becomes effective for the Company for fiscal years and interim periods within those years beginning in 2012. The Company does not anticipate adoption of this guidance will have a material effect on the Company’s financial statements.

In September 2011, the FASB issued authoritative guidance providing the option to first assess qualitative factors when testing goodwill for impairment. Entities have the option to first evaluate qualitative factors to determine whether the existence of events or circumstances, that in totality, would be more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative evaluation determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. This guidance becomes effective for the Company for fiscal years and interim periods within those years beginning in 2012. The Company does not anticipate adoption of this guidance will have a material effect on the Company’s financial statements.

GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Going Concern [Abstract]
GOING CONCERN

NOTE 4 – GOING CONCERN

These condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. The Company has not yet established an ongoing source of revenue sufficient to cover its operating costs, which raises doubts about the ability of the Company to continue as a going concern. In order to continue as a going concern, the Company will need to generate additional revenue and obtain additional capital to fund its operating losses and service its debt. Management of the Company has developed a strategy, which it believes will accomplish this objective through additional equity funding and long term financing, which will enable the Company to operate for the coming year, though there can be no assurance that the Company’s efforts will be successful. As a result, the Company’s independent registered public accounting firm issued a going concern opinion on the consolidated financial statements of the Company for the year ended December 31, 2011. These condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

NOTE 2 – GOING CONCERN

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. As shown in the consolidated financial statements, the Company has incurred ongoing net losses since inception. These losses, with the associated substantial accumulated deficit, are a direct result of the Company’s product development activities and the costs of introducing its technologies to the market and pursuing market acceptance. In view of these matters, realization of a major portion of the assets in the accompanying consolidated balance sheets is dependent upon continued operations of the Company which in turn is dependent upon the Company’s ability to meet its financing requirements, and the success of its future operations. The Company operates in a new, developing industry with a variety of competitors. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Management believes that the Company’s ability to continue as a going concern will be dependent on its ability to raise additional capital and/or generate significant sales growth in the short term. The Company’s ability to achieve these objectives cannot be determined at this time. Management’s plans in regard to these matters are described as follows:

Sales and Marketing. Historically, the Company has selected qualified distributors to represent its products in key geographic markets. The recent economic downturn and other factors have led to a significant contraction in sales revenue as municipalities, the Company’s primary customers, experienced severe budgetary and financial constraints. In an attempt to reinvigorate sales, the Company has redirected its focus on multiple market segments and has revised its go-to-market strategy by disengaging distributors with exclusive geographic territories, in favor of new alliances with larger, market-dominant companies to cover entire market segments such as municipal stormwater, federal facilities and industrial process water. In early 2011, the Company signed its first such distribution agreement with Waste Management, Inc., a company that has a major presence in the public sector market. Under this distribution agreement, market rollout was initiated in three market areas during 2011 and is planned to move into other areas of the country during 2012. The Company is also making efforts to expand into specific foreign markets and new markets addressing treatment of contaminated water.

Financing. To date, the Company has financed its operations primarily with loans from shareholders, private placement financings and sales revenue. During 2011, the Company raised $825,000 in a private offering of common stock, raised $1,722,100 in a series of transactions that allowed the Company to repay or convert to stock approximately $1,350,000 of debt, raised $700,000 in a private offering of convertible promissory notes and raised $4,000,000 in a private offering of secured convertible promissory notes. In February, 2012, the Company received an additional $2,600,000 in the final closing of the private offering of secured convertible promissory notes. Management believes that with continued field validation successes, an improving economy, federal regulatory approval of the Company’s antimicrobial technologies, and new strategic alliances with companies that are dominant in key market sectors, sales revenue can grow rapidly, thus enabling the Company to reverse its negative cash flow and raise additional capital as needed. There is no assurance that the Company can achieve sustainable operations or that additional capital, if needed, will be available on acceptable terms.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amount and classification of liabilities or any other adjustment that might be necessary should the Company be unable to continue as a going concern.

INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3 – INVENTORIES

The Company uses a perpetual inventory system and periodic physical test counts to determine inventory amounts at interim balance sheet dates. Inventories are stated at the lower of cost or market, with cost computed on an average cost method which approximates the first-in, first-out basis.

	September 30, 2012 (Unaudited)	December 31, 2011
Raw materials	$101,080	$76,381
Work in process	385,571	446,538
Finished goods	46,504	106,625
Reserve for obsolescence	(120,000)	(101,535)
Total	$413,155	$528,009

NOTE 3 - INVENTORIES

Inventories consist of the following at December 31:

	2011	2010
Raw materials	$76,381	$85,711
Work in process	446,538	394,540
Finished goods	106,625	221,791
Reserve for obsolescence	(101,535)	(133,000)
Total	$528,009	$569,042

FIXED ASSETS	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
FIXED ASSETS

NOTE 4 - FIXED ASSETS

Fixed assets consist of the following at December 31:

	2011	2010
Furniture and fixtures	$128,093	$128,093
Computer equipment	61,831	58,231
Machinery and equipment	250,986	242,980
Leasehold improvements	19,348	19,348
Total	460,258	448,652
Less accumulated depreciation	(410,773)	(383,138)
Net book value	$49,485	$65,514

Depreciation expense charged to operations during 2011 and 2010 was $27,635 and $27,423, respectively.

COMMITMENTS	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 5 - COMMITMENTS

Capital Leases – As of December 31, 2011 and 2010 the Company had no assets under capital lease.

Operating Leases – The Company leases office and warehouse space, office equipment and an automobile under various noncancelable operating leases that extend through February 2013. Total rental expense charged to operations during the years ended December 31, 2011 and 2010 were $271,906 and $259,944, respectively. Future annual minimum lease payments for the next five years, under noncancelable operating leases with initial or remaining terms of one year or more, as of December 31, 2011, are as follows: 2012: $273,008; and 2013: $29,278; Total: $302,286.

Indemnification Agreements - The Company enters into indemnification provisions under its agreements with officers and directors and companies in its ordinary course of business, typically with business partners, customers, landlords, lenders and lessors. Under these provisions the Company generally indemnifies and holds harmless the indemnified party for losses suffered or incurred by the indemnified party as a result of the Company’s activities or, in some cases, as a result of the indemnified party’s activities under the agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification provisions is unlimited. The Company has not incurred material costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, the Company believes the estimated fair value of these agreements is minimal. Accordingly, the Company has no liabilities recorded for these agreements as of December 31, 2011.

Other Commitments – The Company has other commitments for consulting fees that extend through 2012 amounting to $90,400. These commitments are cancellable on 15-30 days’ notice.

LOANS FROM SHAREHOLDERS	12 Months Ended
Dec. 31, 2011
Loans From Shareholders [Abstract]
LOANS FROM SHAREHOLDERS

NOTE 6 - LOANS FROM SHAREHOLDERS

Loans from shareholders at December 31, 2011 and 2010 consist of one and four, respectively, short-term loans made by Directors of the Company to the Company or its subsidiary, ESC with balances of $9,000 and $180,500 respectively. These loans are unsecured and the single loan remaining as of December 31, 2011 was non-interest bearing and “due on demand.”

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

Accounts payable, related party – represents $15,313 due to various officers of the Company for travel expenses and $14,500 due to directors of the Company for director fees.

NOTE 7 - RELATED PARTY TRANSACTIONS

Accounts receivable; related party – represents amounts due from distributors owned by certain ABHD stockholders. Management deems the remaining balance at December 31, 2011, net of reserves taken, to be collectible.

Royalty Agreement – In 2009, the Company entered into a Royalty Agreement (the “Agreement”) with Hydrophix of California (“Hydrophix”), a distributor owned by two stockholders of the Company. The Agreement requires the Company to pay to Hydrophix a royalty equal to 5-10% of revenues generated by AbTech on certain products sold by AbTech, up to a maximum total royalty of $1,086,000. The first $104,665 of royalties due under the Agreement is to be retained by AbTech as payment for outstanding amounts due from Hydrophix. The term of the Agreement is ten years or the date on which total royalty payments reach $1,086,000. As of December 31, 2011, $1,906 of royalties had been earned by Hydrophix and applied under this Agreement to amounts due from Hydrophix. The remaining $102,759 due from Hydrophix, that is to be offset by future royalties payments due under the Agreement, is included in “Prepaids and other current assets” net of a $77,000 reserve.

Due to related party – represents amounts owed to a related company for services provided in the form of office and clerical support, and cash advances. On December 31, 1998, the Company executed a loan document in the amount of $127,353, with an original maturity date of December 31, 2003 (extended to December 31, 2013), with interest accruing at the rate of 5% per annum until the loan is paid in full. In the event of default of principal or interest, the entire unpaid balance, including principal and interest, will be due and payable without notice, with interest accruing at 8% from the date of default.

Convertible Promissory Notes – In 2011, director purchase a Convertible Note and accompanying warrant for 333,333 shares, for $500,000 in the July Offering (see Note 14 – PRIVATE PLACEMENTS). $200,000 of the purchase price was remitted in the form of a non-interest bearing Senior Convertible Promissory Note due from AbTech Industries in the amount of $200,000. In 2011, a Convertible Note held by this director in the principal amount of $100,000 was purchased by another investor and converted with interest into 198,980 shares of Company common stock. Refer to Note 10 – CONVERTIBLE PROMISSORY NOTES for a summary of debt held by related parties at December 31, 2011 and 2010.

Equity- In 2011, the Company granted 16,000 shares of common stock to a director for financial services provided by the director to the company. The shares were valued at $0.42 per shares and recorded as stock issued for services.

Stock Options – All of the 4,734,300 stock options granted by the Company in 2011 were granted to directors and officers of the company (see Note 11 – STOCKHOLDERS’ EQUITY AND STOCK-BASED COMPENSATION).

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities, Current [Abstract]
ACCRUED EXPENSES

NOTE 8 – ACCRUED EXPENSES

Accrued expenses consist of the following at December 31:

	2011	2010
Accrued payroll	$62,180	$53,860
Deferred rent	21,941	36,172
Accrued vacation	32,692	26,307
Accrued warranty reserve	5,000	5,000
Other accruals	977	4,218
	$122,790	$125,557

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

There is no current or deferred tax expense for the years ended December 31, 2011 and 2010 due to the Company’s loss position and the full reserve taken on the Company’s deferred tax asset in both years.

A reconciliation of statutory rates is as follows at December 31:

	2011	2010
Statutory Rate	34.0%	34.0%
State income taxes, net of federal income tax benefit	5.0%	5.0%
Reduction in valuation allowance related to net operating loss carry-forwards and change in temporary differences	-39.0%	-39.0%
	0.0%	0.0%

The tax effects of temporary differences that give rise to deferred tax assets (liabilities) are as follows at December 31:

	2011	2010
Deferred tax assets (liabilities):
Net operating loss carryforwards	$10,447,000	9,154,000
Accumulated depreciation	(13,000)	(13,000)
Less valuation allowance	(10,434,000)	(9,141,000)
Net deferred tax assets	$-	-

During the years ended December 31, 2011 and 2010, net deferred tax benefit was approximately $1,293,000 and $520,000, respectively. At December 31, 2011 and 2010, the Company has federal loss carryforwards of approximately $27.9 million and $24.6 million, respectively, and state loss carryforwards of approximately $12.5 million and $9.6 million, respectively, which are available to reduce future taxes, if any. These net operating loss carryforwards expire through 2031 and 2016, respectively. The net change in the total valuation allowance for the years ended December 31, 2011 and 2010 was a net increase of approximately $1,293,000 and $520,000, respectively. Based on the Company’s loss position and projection of future taxable income, management believes that it is more likely than not that the Company will not fully realize the benefit of its net deferred tax assets. Pursuant to Internal Revenue Code Section 382, annual utilization of the Company’s net operating loss carryforwards may be limited if a cumulative change in ownership of more than 50% is deemed to occur within any three-year period. The Company believes that the Reverse Acquisition Transaction will not cause any limitation on future utilization of net operating loss carryforwards.

CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2011
Convertible Promissory Notes [Abstract]
CONVERTIBLE PROMISSORY NOTES

NOTE 10 – CONVERTIBLE PROMISSORY NOTES

At December 31, 2011 and December 31, 2010 the Company had promissory notes outstanding of $6,372,763 and $5,321,545, respectively, convertible into shares of the Company’s common stock. The conversion rate, interest rate and maturity dates of the notes outstanding at December 31, 2011 are shown in the table below:

Type of Financing	Principal Amount	Interest Rate	Conversion Rate	Maturity Date
Related Party
Junior Convertible Notes	$100,000	0%	$0.50	9/30/2011
Senior Convertible Notes	750,000	0%	$0.70	3/31/2013
Senior Convertible Notes	400,000	0%	$0.70	7/7/2013
Senior Convertible Notes	200,000	0%	$0.70	12/19/2013
Senior Convertible Notes	325,000	0%	$0.70	2/3/2014
Senior Convertible Notes	200,000	0%	$0.70	4/16/2014
Senior Convertible Notes	6,000	0%	$0.70	5/11/2014
ABHD Convertible Notes	500,000	12%	$0.60	4/30/2012
Unamortized discount on ABHD Convertible Notes	(21,319)
Subtotal - related party	2,459,681
Non-related party
Senior Convertible Note	55,000	0%	$0.70	4/8/2014
Senior Convertible Notes	100,000	0%	$0.70	11/25/2014
ABHD Convertible Notes	200,000	12%	$0.60	4/30/2012
Secured ABHD Notes	25,000	12%	$0.70	5/15/2012
Secured ABHD Notes	25,000	12%	$0.70	5/18/2012
Secured ABHD Notes	50,000	12%	$0.70	5/22/2012
Secured ABHD Notes	550,000	12%	$0.70	6/3/2012
Secured ABHD Notes	675,000	12%	$0.70	6/19/2012
Secured ABHD Notes	650,000	12%	$0.70	7/24/2012
Secured ABHD Notes	1,645,000	12%	$0.70	8/18/2012
Secured ABHD Notes	380,000	12%	$0.70	8/24/2012
Unamortized discount on Secured ABHD Notes	(441,918)
Subtotal - non-related party	3,913,082
Total	$6,372,763

The conversion rate (stated in terms of the conversion rate into shares of ABHD common stock), interest rate and maturity dates of the notes outstanding at December 31, 2010 are shown in the table below:

Type of Financing	Principal Amount	Interest Rate	Conversion Rate	Maturity Date
Related Party
Junior Convertible Notes	$1,156,000	0%	$0.50	9/30/2011
Senior Convertible Notes	750,000	0%	$0.70	3/31/2013
Senior Convertible Notes	400,000	0%	$0.70	7/7/2013
Senior Convertible Notes	200,001	0%	$0.70	8/27/2013
Senior Convertible Notes	200,000	0%	$0.70	12/19/2013
Senior Convertible Notes	325,000	0%	$0.70	2/3/2014
Senior Convertible Notes	200,000	0%	$0.70	4/16/2014
Senior Convertible Notes	6,000	0%	$0.70	5/11/2014
Senior Convertible Notes	500,000	12%	$0.70	6/26/2014
Subtotal - related party	3,737,001
Non-related party
Senior Convertible Notes	100,000	0%	$0.70	10/3/2013
Senior Convertible Notes	100,000	0%	$0.70	1/8/2014
Senior Convertible Notes	50,000	0%	$0.70	10/3/2013
Senior Convertible Note	55,000	0%	$0.70	4/8/2014
Senior Convertible Note	100,000	0%	$0.70	5/8/2014
Senior Convertible Notes	50,000	0%	$0.70	6/12/2014
Senior Convertible Notes	50,000	0%	$0.70	11/5/2014
Senior Convertible Notes	100,000	0%	$0.70	11/25/2014
Senior Convertible Note	100,000	0%	$0.70	2/5/2015
Senior Convertible Notes	185,000	0%	$0.70	2/9/2015
Senior Convertible Note	25,000	0%	$0.70	2/12/15
Senior Convertible Note	300,000	0%	$0.70	4/13/15
Senior Convertible Note	125,865	0%	$0.70	7/15/15
Senior Convertible Note	35,000	0%	$0.70	9/10/15
Promissory Note	83,679	12%	$0.70	8/2/10
Promissory Note	100,000	12%	$0.70	8/26/10
Promissory Note	25,000	12%	$0.70	5/2/11
Subtotal - non-related party	1,584,544
Total	$5,321,545

The terms of the various types of convertible notes included in the tables above are described as follows:

Junior Convertible Notes and Senior Convertible Notes – These notes are convertible into shares of AbTech Series A preferred stock and, consequently, into shares of ABHD common stock. The conversion rate shown in the table above reflects the rate at which the notes could be converted into shares of ABHD common stock. The notes are due in full at maturity but may be prepaid at any time prior to the maturity date with proper notice to the note holder. In the event of liquidation of AbTech, the Senior Convertible Notes have priority in right of payment over the Junior Convertible Notes. Additionally, holders of Senior Convertible Notes have priority over any amounts due stockholders of AbTech, regardless of the form of payment which may be due. Two notes included in the table above have maturity dates prior to December 31, 2011; however, each of the note holders has indicated their intention to convert the notes in accordance with their terms in 2012.

ABHD Convertible Notes – These notes were issued as part of the July Offering (see Note 14 - PRIVATE PLACEMENTS).

Secured ABHD Convertible Notes – These notes were issued in the September Offering (see Note 14 - PRIVATE PLACEMENTS).

Aggregate maturities of debt obligations commencing in 2012 are:

2012	2013	2014	Total
$4,800,000	$1,350,000	$686,000	$6,836,000

STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION

NOTE 11 – STOCKHOLDERS’ EQUITY AND STOCK-BASED COMPENSATION

Stock Options

The Company grants stock options to officers, directors, employees and consultants under stock plans.

AbTech’s 2007 Stock Plan - Prior to the Merger with ABHD, AbTech issued stock options under a plan (the “2007 Stock Plan”) that allowed up to 15% of the capital stock outstanding of AbTech to be available for awards granted under the plan. Options granted under the plan expire on the earlier of the stated expiration date or, in the case of incentive stock options, ninety days after the date employment ends or, in the case of non-statutory options, 30 days after the optionee ceases to be a service provider to the Company. The stated expiration dates occur between 2012 and 2020. Stock options were granted at the fair market value of the common stock as determined by the Board of Directors on the date of grant and are exercisable subject to vesting provisions and performance objectives. All outstanding stock options granted by AbTech outstanding as of the date of the reverse acquisition transaction with ABHD automatically convert into options for the purchase of shares of ABHD common stock at the rate of 5.32 shares of ABHD stock for each share of AbTech stock. ABHD will issue new authorized shares for the AbTech stock options exercised after February 10, 2011, the date of the Merger.

ABHD’s 2012 Incentive Stock Plan – In December 2011, the Board of Directors of ABHD approved the 2012 Incentive Stock Plan (the “2012 Plan”), which allows for up to 9,000,000 shares of common stock awards to be granted during the term of the plan. The exercise price of options granted under the 2012 Plan is determined by the 2012 Plan Committee and may not be less than 100% of the fair market value of the common stock of ABHD on the grant date. Options expire not more than 10 years from the date of grant. Options granted under the plan have a minimum vesting period of one year from the date of grant.

For the years ended December 31, 2011 and 2010, compensation expense of $77,532 and $163,420, respectively, for stock options accounted for under ASC 718 is included in Selling, general and administrative expense in the consolidated statements of operations. There was no related tax benefit recognized due to the Company’s loss position. At December 31, 2011, the Company had approximately $1,338,963 of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of approximately 1.7 years. No cash was received from the exercise of stock options during 2011 or 2010.

Compensation expense was determined from the estimates of fair values of stock options granted using the Black-Scholes option pricing model. The following table summarizes the weighted average of fair value and the significant assumptions used in applying the Black-Scholes model for options granted in 2011 and 2010:

	2011	2010
Weighted average of fair value for options granted
AbTech Options	$-	$0.90
ABHD Options	0.27	0.12

Weighted average assumptions used:
Expected dividend yield	0.0%	0.0%
Expected volatility	81.5%	13.0-15.0%
Risk-free interest rate	1.9%	2.1%
Expected life (in years)	5.0	8.7

The assumptions for expected dividend yield, expected volatility and expected term reflect management’s judgment and include consideration of historical experience. Expected volatility is based on historical volatility of the Company’s shares and the historical volatility of public companies or mutual funds operating in similar markets. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option.

The Company’s stock option activity for the years ending December 31, 2011 and 2010 is summarized below (all share amounts for option granted by AbTech have been restated to give effect to the merger exchange ratio and reflect the equivalent number of ABHD shares):

AbTech Options

	Number of AbTech Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Term
Balance at December 31, 2009	4,152,551	$0.70	4.97
Granted	3,306,069	0.70
Exercised	-	-
Forfeited or expired	(2,129,513)	0.70
Outstanding at December 31, 2010	5,329,107	0.70	6.56
Forfeited or expired	(2,629,949)	0.70
Outstanding at December 31, 2011	2,699,158	$0.70	3.45

As of December 31, 2011, there were 2,699,158 stock options outstanding and exercisable with a weighted average remaining life of 3.45 years and an intrinsic value of $0.

ABHD Options

	Number of ABHD Shares Under Option		Weighted Average Exercise Price	Weighted Average Remaining Term
Balance at December 31, 2009	-		$-	-
Granted	640,000	(1)	0.55
Outstanding at December 31, 2010	640,000		0.55	4.86
Granted	4,734,300		0.42
Outstanding at December 31, 2011	5,374,300		$0.44	9.58

(1)	These options were previously excluded, however, the exclusion had no effect on the consolidated statement of operations as the options did not begin to vest until 2011.

As of December 31, 2011, there were 5,374,300 stock options outstanding with a weighted average remaining life of 9.6 years and an intrinsic value of $0. As of December 31, 2011, there were approximately 320,000 options exercisable with a weighted average remaining life of 3.86 years and an intrinsic value of $0. Of the non-exercisable stock options outstanding at December 31, 2011, 3,865,000 stock options vest over time between 2012 and 2015 and 1,189,300 stock options vest only upon the Company achieving specific performance objectives in 2011.

The following table summarizes the activity of the shares and weighted-average grant date fair value of the Company’s non-vested common stock options during the years ending December 31, 2011 and 2010:

	Non-vested AbTech Shares		Non-vested ABHD Shares
	Number of Shares	Weighted- average grant date fair value	Number of Shares	Weighted -average grant date fair value
Non-vested at December 31, 2009	1,426,769	$0.28	-
Granted	3,306,069	0.17	640,000	$0.12
Vested	(990,218)	0.17	-
Forfeited or expired	(1,240,442)	0.27	-
Non-vested at December 31, 2010	2,502,178	0.18	640,000	$0.12
Granted	-		4,734,300	$0.27
Vested	(399,284)	0.10	(320,000)	$0.12
Forfeited or expired	(2,102,894)	0.20	-
Non-vested at December 31, 2011	-	$-	5,054,300	$0.27

Common stock

In conjunction with the Merger that occurred in February 2011, the Company sold 2,320,000 shares of common stock for $2,320,000 of cash, of this amount 1,495,000 shares were issued during 2010 and 825,000 shares were issued during 2011 (see Note 12 - REVERSE ACQUISITION TRANSACTION).

During 2011, the Company issued 449,931 shares of common stock to five entities for services rendered to the Company during the year. These shares were valued at the closing market price of the Company’s common stock on the measurement date in accordance with the provisions of ASC 505-50-30. The resulting expense of $320,533 is included in Selling, general and administrative expense in the consolidated statements of operations.

Warrants

In 2011 the Company issued the following warrants:

•	Thirty investors participating in the September Private Placement (see Note 14 - PRIVATE PLACEMENTS) received warrants to purchase 2,666,667 shares of ABHD common stock. In addition, the placement agent received warrants to purchase 533,333 shares of ABHD common stock.
•	Three individuals participating in the July Offering (see Note 14 - PRIVATE PLACEMENTS) received warrants to purchase 466,666 shares of ABHD common stock.
•	Two individuals received warrants to purchase 530,000 shares of ABHD common stock as compensation for consulting services provided to the Company. These warrants have an exercise price of $0.50 per share. One warrant for 30,000 shares expires on July 23, 2013 and the other warrant for 500,000 shares expires on February 28, 2014. Compensation expense related to these warrants of $58,014 was included in Selling, general and administrative expense in the consolidated statements of operations.

In 2010 the Company issued the following warrants (all share amounts for warrants granted by AbTech have been restated to give effect to the merger exchange ratio and reflect the equivalent number of ABHD shares:

•	Four individuals received warrants to purchase 692,092 shares of ABHD common stock as compensation for consulting services provided to the Company. Warrants for 638,854 shares have an exercise price of $0.80 per share and are exercisable at any time prior to January 11, 2015. Warrants for 53,238 shares have an exercise price of $0.70 per share and are exercisable at any time prior to April 17, 2015. Compensation expense related to these warrants of $68,024 was included in Selling, general and administrative expense in the consolidated statements of operations.

•	One individual received a warrant to purchase 58,205 shares of ABHD common stock with an exercise price of $0.70 per share as a finder’s fee in conjunction with raising capital. The warrants are exercisable at any time prior to April 7, 2015 and April 30, 2015, respectively. Compensation expense related to this warrant of $7,821 was included in Other income (expense) in the consolidated statements of operations.

A summary of common stock warrants outstanding at December 31 is as follows:

	AbTech Warrants		ABHD Warrants
	Number of Warrants	Weighted- average Exercise Price	Number of Warrants	Weighted- average Exercise Price
Outstanding at December 31, 2009	4,422,877	$0.79	-	$-
Granted	750,297	0.79	-	-
Exercised	-	-	-	-
Forfeited or expired	(106,476)	0.70	-	-
Outstanding at December 31, 2010	5,066,698	0.79	-	-
Granted	-	-	4,196,666	.59
Exercised	-	-	-	-
Forfeited or expired	(3,306,069)	0.80	-	-
Outstanding at December 31, 2011	1,760,629	$0.77	4,196,666	$.59

The 1,760,629 exercisable AbTech warrants outstanding at December 31, 2011 expire at various dates through 2015 and have a weighted average remaining life of 2.5 years.

The 4,196,666 exercisable ABHD warrants outstanding at December 31, 2011 expire at various dates through 2016 and have a weighted average remaining life of 4.5 years.

AbTech Series A Convertible Preferred Stock

AbTech has designated 3,500,000 of its 5,000,000 authorized preferred shares as Series A Convertible Preferred Stock (“Series A Stock”) and has 1,439,614 of such shares issued and outstanding at December 31, 2011. These shares represent the non-controlling interest in the Company’s subsidiary as shown on the Consolidated Balance Sheets and Consolidated Statements of Operations. Series A Stock has a par value of $0.01 and no liquidation or dividend preferences.

The holders of Series A Stock may at any time elect to convert any or all such shares into common shares of the Company at a conversion rate initially set at one share of common stock for each share of Series A Stock, subject to certain anti-dilution adjustments that protect Series A Stockholders if the Company issues new shares at less than $3.75 per share. The Series A Stock will automatically convert into common shares upon either (a) the closing of a firm underwritten public offering, (b) subsequent listing on the New York Stock Exchange or the NASDAQ Global Market, or (c) upon the sale or transfer of substantially all the assets or the consolidation or merger with an entity solely for cash or solely for cash and securities listed on the New York Stock Exchange or the NASDAQ Global Market.

While Series A Stockholders have no voting rights as ABHD stockholders, they do have specific rights pertaining to the governance of AbTech, ABHD’s subsidiary. As long as Series A Stockholders hold, on a converted basis, at least 8% of the Common Stock of the Company, they will be granted a pre-emptive right to maintain their respective ownership percentages, as determined on a fully-diluted basis, in subsequent sales of Common Stock or Common Stock Equivalents conducted by the Company. Series A Stockholders have a right to designate up to three Directors to the Board of Directors (Series A Directors) and the Series A Directors are entitled to choose at least one member of the Audit Committee and one Member of the Compensation Committee. Corporate governance provisions were also modified to require various levels of supermajority approval by the Board for specific, major actions taken by the Company. For some actions, approval of 2/3rds of the Series A Directors is required.

Common shares reserved for future issuance

As of December 31, 2011, ABHD common shares reserved for future issuance were as follows (all shares are stated in ABHD share equivalent):

Conversion of convertible AbTech preferred stock	7,664,193
Shares issuable upon conversion of debt	9,972,309
Stock options outstanding	8,073,458
Warrants to purchase common stock	5,957,294
31,667,254

REVERSE ACQUISITION TRANSACTION	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
REVERSE ACQUISITION TRANSACTION

NOTE 12 – REVERSE ACQUISITION TRANSACTION

On February 10, 2011, ABHD closed a reverse acquisition transaction (the “Merger”) with its wholly-owned subsidiary, Abtech Merger Sub, Inc., and AbTech pursuant to an Agreement and Plan of Merger dated July 17, 2010. As a result of the Merger, ABHD acquired all of the issued and outstanding common stock of AbTech in exchange for the common stockholders of AbTech (including Series A preferred stockholders and holders of convertible debt with rights to convert their holdings into shares of AbTech common stock) acquiring an approximate 78% ownership interest in ABHD. In addition, AbTech became the “Surviving Corporation” a majority-owned subsidiary of ABHD, and ABHD acquired the business and operations of AbTech.

•	Issuance of Common Stock – At the closing of the Merger, ABHD issued 32,009,801 shares of its common stock to the stockholders of AbTech in exchange for 100% of the issued and outstanding common stock of AbTech. Immediately prior to the Merger, ABHD had 10,000,000 shares of common stock issued and outstanding, excluding the shares issued as part of a $3 million funding required by the Merger Agreement. $1,645,000 of the $3 million funding was received by ABHD prior to closing ($150,000 of the $1,645,000 was received after December 31, 2010). The financier issued a promissory note (the “Note”) to ABHD for the $1,355,000 balance of the financing commitment which was to be funded in cash after the Merger closing. The Note was secured by a total of 1,145,000 shares of ABHD common stock pledged by the financier (the “Collateral”). ABHD elected to hold the Note as a funding commitment only and did not record the Note or issue any shares in exchange for the Note. Subsequent to the date of the merger ABHD received $675,000 of the remaining $1,355,000 due on the Note. Of the 675,000 common shares due to investors for these payments, the Company issued 500,000 shares and held the remaining 175,000 shares as additional collateral for the Note. In May of 2011, the financier defaulted on the $680,000 balance due on the Note, released 509,300 shares of the Collateral and relinquished its rights to the 175,000 shares of additional collateral held by the Company.
•	Conversion of AbTech’s Preferred Stock – At the effectiveness of the Merger, 1,439,614 shares of Series A Preferred Stock (“Preferred Stock”) of AbTech outstanding immediately prior to the Merger were converted into 1,439,614 shares of preferred stock of Surviving Corporation (i.e. AbTech, post-Merger). The privileges, rights, and preferences of the Preferred Stock were not affected or altered by such conversion. Accordingly, the Preferred Stock may be converted at any time into common shares of AbTech as the Surviving Corporation and subsequently such common shares of the Surviving Corporation will be exchanged for shares of the common stock of ABHD at the same exchange rate in effect for common shares of AbTech at the date of the Merger (the “Merger Consideration”). The Preferred Stock outstanding as of December 31, 2010, is listed separately on the Consolidated Balance Sheet as of December 31, 2010. The Preferred Stock that converted to ABHD common stock at the Merger or subsequent to the Merger, is included in common stock in the Consolidated Balance Sheet as of December 31, 2011. The preferred stockholders that elected to not convert and exchange their shares for ABHD common shares, represent the non-controlling interest shown on the Consolidated Balance Sheet as of December 31, 2011.

•	Conversion of AbTech’s Warrants – At the effectiveness of the Merger, 480,266 warrants to purchase AbTech common stock outstanding immediately prior to the Merger were converted into warrants to purchase 2,557,153 shares of common stock of ABHD. At the effective time of the Merger, 471,444 warrants to purchase AbTech Preferred Stock outstanding immediately prior to the Merger were converted into warrants to purchase 471,444 shares of preferred stock of the AbTech as the Surviving Corporation. The aggregate exercise price and other terms of such warrants were not affected or altered by such conversion and, upon exercise of any such warrants, the shares of preferred stock received upon such exercise would be convertible at any time for common shares of AbTech, whereupon such common shares would be exchanged for the Merger Consideration.
•	Conversion of AbTech’s Options – At the effectiveness of the Merger, options to purchase 992,000 shares of AbTech common stock outstanding immediately prior to the Merger were converted into options to purchase 5,281,855 shares of common stock of ABHD. The aggregate exercise price and other terms of such options were not affected or altered by such conversion.
•	Conversion of AbTech‘s Convertible Debt – As of the closing of the Merger, $3,980,666 of outstanding notes of the Company that were convertible into Preferred Stock of AbTech prior to the Merger were retained by the holders and $1,349,291 of such notes were converted into 1,919,320 shares of common stock of ABHD. The notes retained by the holders may be converted into shares of ABHD stock at the same rate as if they had been converted at the time of the merger.

DEBT REPAYMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
MATURITIES OF CONVERTIBLE PROMISSORY NOTES

NOTE 6 – MATURITIES OF CONVERTIBLE PROMISSORY NOTES

During the nine months ended September 30, 2012, outstanding convertible promissory notes with a principal amount of $4,700,000 reached their original maturity dates (the “Matured Notes’). Holders of $1,355,000 of these Matured Notes elected to convert the Matured Notes, along with accrued interest of $85,382 into 2,110,293 shares of common stock in accordance with the terms of the Matured Notes. The Company repaid $275,000 of these Matured Notes in cash along with the interest accrued thereon of $29,652. Holders of the remaining $3,070,000 of these Matured Notes elected to extend the Original Maturity Dates of the notes by 90-180 days with no change to the interest rate of the notes or the number of warrant shares issued with the extended Matured Notes. $905,000 of the Matured Notes that were converted or repaid during the nine months ended September 30, 2012, reached their Original Maturity Date before conversion or repayment and, consequently, the Company exercised its First Extension Option to extend the Original Maturity Dates of the notes by 90 days which increased the interest rate on the notes from 12% to 15% and required the Company to issue additional warrants to the note holders for 60,335 shares of common stock pursuant to the terms of the Secured Notes as described in Note 5 – PRIVATE PLACEMENTS.

During the nine months ended September 30, 2012, holders of an additional $777,000 of convertible notes elected to convert their notes and the accrued interest thereon of $42,810 into 1,171,157 shares of common stock prior to their Original Maturity Date of November 15, 2012. At September 30, 2012 the principal amount of convertible promissory notes outstanding that mature in the fourth quarter of 2012 was $4,893,000. See NOTE 10 – SUBSEQUENT EVENTS for subsequent conversions of convertible notes.

NOTE 13 – DEBT REPAYMENT

In March 2011, the Company initiated an offering to raise funds to repay approximately $1,960,000 of existing debt obligations of AbTech that were then due or would become due during 2011 (the “Targeted Notes”). Investors in the offering (“New Investors”) were given the option to either purchase a portion of the Targeted Notes and convert it immediately to ABHD common stock, or buy new convertible notes from ABHD (the “New Notes”) that would convert to ABHD common stock. The intended objective was to complete the transactions with the same net effect as if all the Targeted Notes were converted by their terms to ABHD common stock. Accordingly, the conversion rate given New Investors for conversion of either the purchased Targeted Notes or the New Notes was a blended rate of approximately $0.57 per share. The Company received $747,100 from New Investors interested in purchasing Targeted Notes. These funds were forwarded to the Targeted Note Holders to purchase the Targeted Notes. The New Investors subsequently converted the purchased Targeted Notes to 1,320,454 shares of ABHD common stock.

In addition, during the nine months ended September 30, 2011, the Company received $975,000 from New Investors interested in buying New Notes. From these proceeds the Company repaid approximately $604,100 of outstanding debt and used the balance of the funds for operating capital. The New Notes were all automatically converted to shares of ABHD common stock resulting in the issuance of 1,723,255 shares of common stock by the Company.

Due to the beneficial conversion feature implied in these transactions, at the time of each investment by a New Investor the applicable Targeted Notes or New Notes were discounted by the lesser of: (i) the intrinsic value of the beneficial conversion feature, or (ii) the proceeds realized from the New Investor. These discounts aggregated $1,620,955 and were charged to additional paid in capital and interest expense. The Targeted Notes that were purchased by New Investors and the New Notes issued to New Investors were converted by the New Investors into shares of ABHD common stock during the second quarter of 2011 and upon such conversion the discounts were charged to income as interest expense.

PRIVATE PLACEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Private Placement [Abstract]
PRIVATE PLACEMENT
NOTE 5 – PRIVATE PLACEMENTS

In September 2011, the Company initiated a private placement of Secured Convertible Promissory Notes (the “Secured Notes”) with detachable warrants (the “September Offering”). As of December 31, 2011 the Company had sold $4,000,000 of the Secured Notes. On February 15, 2012, the Company completed the final closing of the September Offering with the sale of an additional $2,600,000 of Secured Notes. The Secured Notes bear interest at a rate of twelve percent (12%) per annum and are due and payable in full on the nine (9) month anniversary of issuance (the “Original Maturity Date”). The Company may extend the maturity date by an additional ninety (90) day period, during which period the interest rate will increase to fifteen percent (15%) per annum on the unpaid principal of the Secured Note. The Company may also extend the maturity date by a second additional 90 day period during which period the interest rate shall increase to eighteen percent (18%) per annum on the unpaid principal of the Secured Note. All interest accrued on the Secured Notes through the Original Maturity Date will be payable by the Company on the Original Maturity Date in cash or in-kind, at the option of the payee. For all periods after the Original Maturity Date, all accrued interest will be payable quarterly in cash by the Company. The Secured Notes may be converted into shares of common stock of the Company at any time prior to the sales for cash by the Company of debt or equity securities generating aggregate gross proceeds of at least $5,000,000 (including the proceeds from any converting Secured Notes) (a “Qualified Financing”) at the conversion rate of $0.70 per share (the “Conversion Price”). However, if the Company at any time while a Secured Note is outstanding, issues any debt or equity securities (with certain exceptions) entitling investors to subscribe for, purchase, or convert such securities into shares of Company common stock at a price per share less than the Conversion Price (the “New Securities Issuance Price”) then the Conversion Price for such outstanding Secured Notes shall be reduced effective concurrently with such issuance to the New Securities Issuance Price.

In the event of a Qualified Financing by the Company each subscriber in the September Offering will have the option to (i) convert their Secured Note into the securities purchased by investors in a Qualified Financing at a twenty percent (20%) discount to the price paid by investors in the Qualified Financing; or (ii) tender their Secured Note to the Company for immediate repayment of principal and accrued and unpaid interest. The Secured Notes may be prepaid in whole or in part without the prior written consent of the payee at any time following not less than ten (10) days prior written notice to the subscriber notifying the subscriber of the Company’s decision to prepay the Secured Notes.

The Secured Notes are secured by all of the Company’s right, title and interest in, to and under all personal property and other assets of the Company (with certain exceptions to allow for potential financing arrangements for accounts receivable and inventory) pursuant to a security agreement entered into by the Company.

Each subscriber in the September Offering also received a warrant for the purchase of the number of shares of Company common stock equal to forty percent (40%) of the number of shares of common stock into which the Secured Notes are convertible on the closing date of the Qualified Financing. In the event a Secured Note remains outstanding beyond the Original Maturity Date, the Secured Note holder will receive an additional warrant for ten percent (10%) of the principal amount of the Secured Note outstanding at that date divided by the Conversion Price. The number of warrant shares that the Payee will be entitled to under the terms of the warrant issued by the Company to subscribers in connection with the September Offering shall be increased by ten percent (10%) for each extension of the Original Maturity Date exercised by the Company. The warrants will have an initial exercise price equal to the exercise price of the warrants purchased by investors in the Qualified Financing. In the event the holder elects to exercise the warrant prior to the consummation of a Qualified Financing, the number of shares exercisable will be based on an assumed conversion price of $0.60 per share (the “Assumed Conversion Price”) and the exercise price will be $0.60 per share (the “Base Exercise Price”). However, in the event that the Company issues shares of common stock or common stock equivalents (with certain exceptions) at any time after the issuance of the warrant and prior to a Qualified Financing at a price per share less than the Base Exercise Price (the “New Securities Exercise Price”) then the Base Exercise Price and the Assumed Conversion Price shall each be reduced effective concurrently with such issuance to the New Securities Exercise Price. Each warrant will be exercisable for a five (5) year period.

The Secured Notes issued in connection with the September Offering have been discounted by the value of the detachable warrants issued with the Secured Notes. The value of the warrants was bifurcated from the value of the Secured Notes because of certain inherent down-round price protection features and is shown separately as a warrant liability on the Condensed Consolidated Balance Sheets. The value of the warrants, and the corresponding note discount, was estimated by applying the Black Scholes model and amounted to $1,418,623. This discount amount is amortized over the life of the Secured Notes using the effective interest method. The amount of the discount amortized and charged to interest during the nine-months ended September 30, 2012 was $1,216,063. The warrant liability value is revalued at each reporting period. As of September 30, 2012 the estimated value of the warrant liability for these warrants issued in the September Offering was $2,043,992.

The Company paid the placement agent engaged in connection with the September Offering a cash placement fee equal to eight percent (8%) of the aggregate purchase price paid by each investor. This fee amounted to $320,000 for the $4,000,000 received in 2011 and $208,000 for the $2,600,000 received in the final closing on February 15, 2012. In addition to the placement agent fee, the Company will issue to the placement agent warrants to purchase a number of shares of the Company’s common stock obtained by dividing eight percent (8%) of the gross proceeds from the sale of securities by the conversion price of the Secured Notes (the “PA Warrants”). The PA Warrants issued in connection with the September Offering will have an exercise price per share equal to the conversion price of the Secured Notes. The PA Warrants will expire five years from the date of issuance and shall be in the same form as the securities sold in the September Offering, except that the PA Warrants will include a “net issuance” cashless exercise feature. PA Warrants for 754,286 shares of common stock were issued to the placement agent for the entire September Offering. The initial value of these warrants was estimated by applying the Black Scholes model and amounted to $357,984. This cost was included in the deferred financing costs related to the September Offering and is being amortized over the life of the related Secured Notes. The estimated value of the corresponding warrant liability is valued at each reporting period and amounted to $381,442 for the PA Warrants as of September 30, 2012.

Although the Secured Notes issued in February 2012 (the “2012 Secured Notes’) had the same conversion rate as the Secured Notes issued in 2011, an increase in the market price of the Company’s common stock in 2012 resulted in the 2012 Secured Notes having a beneficial conversion feature. The intrinsic value of this beneficial conversion feature was determined to be $1,200,433 as of the issuance date and is bifurcated from the value of the 2012 Secured Notes resulting in an additional note discount credited to additional paid-in capital. This note discount is amortized as interest expense over the term of the 2012 Secured Notes and resulted in an interest charge of $971,514 for the nine-months ended September 30, 2012.

On September 12, 2012, the Company completed a private offering of 4,840,832 shares of common stock at a purchase price of $0.77 per share (the “Equity Offering”). Investors purchasing the common stock in the Equity Offering also received a detachable warrant for the purchase of a number of shares of common stock equal to ten percent (10%) of the shares of common stock purchased at an exercise price of $0.90 per share expiring five (5) years from the date of grant. The placement agent engaged in connection with the Equity Offering received a warrant to purchase 87,217 shares of common stock at an exercise price of $0.90 per share expiring five (5) years from the date of grant. The warrant granted to the placement agent includes a net issuance cashless exercise feature not otherwise included in the warrants granted to investors. After paying placement agent fees of $268,627 and legal and other fees of $8,475, the Company received net proceeds from the Equity Offering of $3,450,337. These proceeds are intended to be used to repay the principal and accrued interest of the Secured Notes issued in 2011 and 2012 that are not converted to common stock by their holders. Any remaining proceeds of the Equity Offering will be used to repay other outstanding debt or for other general working capital purposes.

NOTE 14 – PRIVATE PLACEMENTS

Private Placement in July 2011

In July 2011, the Company sold $700,000 of Convertible Promissory Notes (the “July Offering”). The Convertible Promissory Notes (the “Notes”) bear interest at a rate of twelve percent (12%) per annum from the closing date through April 30, 2012; fifteen percent (15%) per annum from May 1, 2012 through July 31, 2012 and eighteen percent (18%) per annum for any period after July 30, 2012 that the Note remains outstanding. All interest accrued on the Notes will be due and payable at maturity. Any Notes outstanding on November 1, 2012 will be redeemed in cash equal to the face amount plus any unpaid accrued interest thereon. In the event of a Qualified Financing by the Company, as defined below, each subscriber in the Offering will have the option to (i) convert their Note into the securities purchased by investors in a Qualified Financing at a 20% discount to the price paid by investors in the Qualified Financing; or (ii) tender their Note to the Company for immediate repayment of principal and accrued and unpaid interest. A “Qualified Financing” is defined as the sale for cash by the Company of debt or equity securities generating aggregate gross proceeds of at least US $5,000,000 (including the proceeds from any converting Notes). In the event that the Company does not close a Qualified Financing on or prior to November 1, 2012, the Note holder shall have the option to convert the Note into shares of Company common stock at a conversion price equal to $0.60 per share (the “Conversion Price”). The Company may, at any time on ten business days’ notice, repurchase any or all outstanding Notes in cash for the face amount of such Notes, plus any unpaid, accrued interest thereon. Upon such notice from the Company, Note holders will have 5 days to either convert the Notes in accordance with their terms or accept the cash repurchase price from the Company.

Each subscriber in the July Offering also received a warrant for the purchase of the number of shares of the Company’s common stock equal to forty percent (40%) of the amount invested divided by the Conversion Price. In the event a Note remains outstanding as of April 30, 2012, the Note holder will receive an additional warrant for 10% of the principal amount of the Note outstanding at that date divided by the Conversion Price. In the event the Note remains outstanding as of July 31, 2012, the Note holder will receive an additional warrant for 10% of the principal amount of the Note outstanding at that date divided by the Conversion Price. The warrants will have an exercise price equal to the Conversion Price and a five year term.

Private Placement in September 2011

From September 19 through December 31, 2011, the Company sold $4,000,000 of Secured Convertible Promissory Notes (the “September Offering”). The Secured Convertible Promissory Notes (the “Secured Notes”) bear interest at a rate of twelve percent (12%) per annum and are due and payable in full on the nine (9) month anniversary of issuance (the “Original Maturity Date”). The Company may extend the maturity date by an additional ninety (90) day period (the “First Extension Option”), during which period the interest rate will increase to fifteen percent (15%) per annum on the unpaid principal of the Secured Note. The Company may also extend the maturity date by a second additional 90 day period (the “Second Extension Option”) during which period the interest rate shall increase to eighteen percent (18%) per annum on the unpaid principal of the Secured Note. All interest accrued on the Secured Notes through the Original Maturity Date will be payable by the Company on the Original Maturity Date in cash or in-kind, at the option of the payee. For all periods after the Original Maturity Date, all accrued interest will be payable quarterly in cash by the Company. The Secured Notes may be converted into shares of common stock of the Company at any time prior to a Qualified Financing at the conversion rate of $0.70 per share (the “Conversion Price”). However, if the Company at any time while a Secured Note is outstanding, issues any debt or equity securities (with certain exceptions) entitling investors to subscribe for, purchase, or convert such securities into shares of Company common stock at a price per share less than the Conversion Price (the “New Securities Issuance Price”) then the Conversion Price for such outstanding Secured Notes shall be reduced effective concurrently with such issuance to the New Securities Issuance Price.

In the event of a Qualified Financing by the Company, as defined above, each subscriber in the September Offering will have the option to (i) convert their Secured Note into the securities purchased by investors in a Qualified Financing at a 20% discount to the price paid by investors in the Qualified Financing; or (ii) tender their Secured Note to the Company for immediate repayment of principal and accrued and unpaid interest. The Secured Notes may be prepaid in whole or in part without the prior written consent of the payee at any time following not less than ten (10) days prior written notice to the subscriber notifying the subscriber of the Company’s decision to prepay the Secured Notes.

The Secured Notes are secured by all of the Company’s right, title and interest in, to and under all personal property and other assets of the Company (the certain exceptions to allow for potential financing arrangements for accounts receivable and inventory) pursuant to a Security Agreement entered into by the Company.

Each subscriber in the September Offering also received a warrant for the purchase of the number of shares of Company common stock equal to forty percent (40%) of the number of shares of common stock into which the Secured Notes are convertible on the closing date of the Qualified Financing. In the event a Secured Note remains outstanding beyond the Original Maturity Date, the Secured Note holder will receive an additional warrant for 10% of the principal amount of the Secured Note outstanding at that date divided by the Conversion Price. The number of warrant shares that the Payee will be entitled to under the terms of the warrant issued by the Company to subscribers in connection with the September Offering shall be increased by ten percent (10%) for each Extension Option exercised by the Company. The warrants will have an initial exercise price equal to the exercise price of the warrants purchased by investors in the Qualified Financing. In the event the Holder elects to exercise the warrant prior to the consummation of a Qualified Financing, the number of shares exercisable will be based on an assumed conversion price of $0.60 per share (the “Assumed Conversion Price”) and the exercise price will be $0.60 per share (the “Base Exercise Price”). However, in the event that the Company issues shares of common stock or common stock equivalents (with certain exceptions) at any time after the issuance of the warrant and prior to a Qualified Financing at a price per share less than the Base Exercise Price (the “New Securities Exercise Price”) then the Base Exercise Price and the Assumed Conversion Price shall each be reduced effective concurrently with such issuance to the New Securities Exercise Price. Each warrant will be exercisable for a five (5) year period.

The Notes issued in connection with the July Offering and the Secured Notes issued in connection with the September Offering have been discounted by the value of the detachable warrants issued with the Notes and the Secured Notes. The value of the warrants was bifurcated from the value of the Notes and shown separately as warrant liability because of certain down-round price protection features of the warrants. The warrant liability value is revalued at each reporting period. The value of the warrants was estimated by applying the Black Scholes model and amounted to $622,895. This corresponding note discount is amortized over the life of the Secured Notes using the effective interest method. The amount of the discount amortized and charged to interest as of December 31, 2011 was $159,657. The estimated value of the warrants upon grant is $741,028 and the estimated value of the warrant liability at December 31, 2011 is $498,976 (see Note 15 – FAIR VALUE OF FINANCIAL INSTRUMENTS).

The Company paid the Placement Agent engaged in connection with the September Offering a cash placement fee equal to eight percent (8%) of the aggregate purchase price paid by each investor. This fee amounted to $320,000 for the $4,000,000 received through December 31, 2011. The placement agent will also receive a cash fee equal to four percent (4%) of all amounts received by the Company in connection with the exercise by investors of any warrants received by investors in connection with the September Offering. In addition to the placement agent fee, the Company will issue to the placement agent warrants to purchase a number of shares of the Company’s common stock obtained by dividing eight percent (8%) of the gross proceeds from the sale of securities by the conversion price of the Secured Notes (the “PA Warrants”). The PA Warrants issued in connection with the September Offering will have an exercise price per share equal to the conversion price of the Secured Notes. The PA Warrants will expire five years from the date of issuance and will be in the same form as the securities sold in the September Offering, except that the PA Warrants will include a “net issuance” cashless exercise feature. As of December 31, 2011, PA Warrants for 533,333 shares of common stock were due to the placement agent. The value of these warrants was estimated by applying the Black Scholes model and amounted to $118,133, upon grant. The balance was recorded as a deferred financing charge and its estimated fair value at December 31, 2011 is included in the warrant liability at December 31, 2011.

FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 8 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, convertible notes payable, notes payable and warrant liability. It is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments. With the exception of the warrant liability, the fair value of these financial instruments approximates their carrying values using level 3 inputs, based on their short maturities or for long-term debt based on borrowing rates currently available to the Company for loans with similar terms and maturities. Gains and losses recognized on changes in fair value of financial instruments are reported in other income (expense) as gain (loss) on change in fair value. The Company’s warrant liability was estimated using Level 3 inputs as shown in the reconciliation table below for the nine-months ended September 30, 2012.

Fair value measurements using significant unobservable inputs (Level 3)
Description	Warrant Liability
Beginning balance, December 31, 2011	$498,976
Total (gains) or losses	1,232,291
Purchases, issuances and settlements	920,967
Transfers in or out of Level 3	-
Ending balance, September 30, 2012	$2,652,234

The Company used the following assumptions to estimate the fair value of the warrant liability as of September 30, 2012:

Expected volatility	85.25%
Expected dividend yield	0%
Expected term	1.9 – 2.2 years
Risk-free interest rate	0.62%

The Company has determined that the Black-Scholes model used to calculate the fair value of the warrant liability provides a reasonable estimate of such value considering the terms of the warrants and the unlikelihood of events occurring that would create valuation complexities requiring a more robust analysis by valuation experts.

NOTE 15 –FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, convertible notes payable, notes payable and warrant liability. It is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments. The fair value of these financial instruments approximates their carrying values based on their short maturities or for long-term debt based on borrowing rates currently available to the Company for loans with similar terms and maturities. Gains and losses recognized on changes in fair value of financial instruments are reported in other income (expense) as gain (loss) on change in fair value. The Company estimates the fair value of level 3 inputs using the Black-Scholes valuation model using historical volatility as the method to estimate expected volatility. At December 31, 2011, the Company had no financial instruments outstanding that were estimated using level 1 or level 2 inputs. The Company’s warrant liability was estimated using Level 3 inputs as shown in the reconciliation table below for the year ended December 31, 2011.

Fair value measurements using significant unobservable inputs (Level 3)
Description	Warrant Liability
Beginning balance, December 31, 2010	-
Purchases, issuance and settlements	$741,028
Total (gains) or losses	(242,052)
Transfers in or out of Level 3	-
Ending balance, December 31, 2011	$498,976

The Company used the following assumptions to estimate the fair value of the warrant liability at December 31, 2011:

Expected volatility	81.45%
Expected dividend yield	0%
Expected term	2.3-2.5 years
Risk-free interest rate	.83%

The Company has determined that the Black-Scholes model used to calculate the fair value of the warrant liability provides a reasonable estimate at such value considering the terms of the warrants, and the unlikelihood of events occurring that would create valuation complexities requiring a more robust analysis by valuation experts.

LITIGATION, CLAIMS AND ASSESSMENTS	12 Months Ended
Dec. 31, 2011
Legal Matters and Contingencies [Abstract]
LITIGATION, CLAIMS AND ASSESSMENTS

NOTE 16 – LITIGATION, CLAIMS AND ASSESSMENTS

The Company experiences routine litigation in the normal course of its business. The Company is not aware of any pending or threatened litigation that would have a material adverse effect on the Company’s financial condition, results of operations or cash flows.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

In 2011 and 2012, the Company issued a total of $7.3 million of Secured Notes and other convertible notes with maturity dates in 2012 (the “2012 Notes”). From October 1, 2012 through November 6, 2012, $2,898,000 of the 2012 Notes, plus accrued interest thereon of $269,420, was converted by note holders into 4,662,452 shares of the Company’s common stock. As of November 6, 2012, $275,000 of the 2012 Notes, plus interest of $265,630, had been repaid in cash, $5,030,000 of the 2012 Notes, plus interest of $397,641, had been converted to common stock and $1,995,000 of the 2012 Notes remained outstanding. All of the 2012 Notes outstanding at November 6, 2012, mature in the fourth quarter of 2012.

NOTE 17 – SUBSEQUENT EVENTS

In February, 2012, the Company sold an additional $2,600,000 of Secured Notes and warrants in the final closing of the September Offering (see NOTE 14 – PRIVATE PLACEMENTS), bringing the total amount raised in the September Offering to $6,600,000.

In February, 2012, two stockholders holding a total of 206,667 shares of AbTech Industries Series A Preferred Stock elected to convert such shares into 1,321,908 shares of ABHD common stock in accordance with the terms of the Merger Agreement (see Note 12 – REVERSE ACQUISITION TRANSACTION).

REVISED RETROACTIVE RESTATEMENT OF STOCKHOLDERS' DEFICIENCY TO REFLECT THE MERGER TRANSACTION	12 Months Ended
Dec. 31, 2011
Restatement Of Financial Statements Disclosure [Abstract]
REVISED RETROACTIVE RESTATEMENT OF STOCKHOLDERS' DEFICIENCY TO REFLECT THE MERGER TRANSACTION

NOTE 18 – REVISED RETROACTIVE RESTATEMENT OF STOCKHOLDERS’ DEFICIENCY TO REFLECT THE MERGER TRANSACTION

Subsequent to the issuance of the 2011 audited consolidated financial statements, the Company concluded that the retroactive restatement of stockholders’ deficiency and other disclosures to reflect the reverse merger that took place during 2011 should be revised as follows:

a)	The 10,000,000 shares of ABHD common stock that were outstanding prior to the Merger are now shown as having been issued in 2011 to effect the reverse merger rather than being issued and outstanding prior to the date of the Merger.
b)	The preferred stock of Abtech Industries that was outstanding prior to the Merger is now shown as a separate component of stockholders’ deficiency as of December 31, 2010. Previously, these preferred shares had been retroactively reflected prior to the date of the Merger as if converted into ABHD common stock. Shares of preferred stock that converted to ABHD common stock at the time of the Merger are now reflected as having converted during 2011 and the shares of preferred stock that did not convert at the time of the Merger are shown as the non-controlling interest.
c)	Because the Merger is being treated as a reverse recapitalization rather than a business combination, there should not be any goodwill recorded as part of the transaction. Accordingly, the Company has eliminated the goodwill of $10,000 that was previously shown on the balance sheet after the Merger.
d)	In Notes 10 and 11, the number of shares, exercise prices and conversion rate for the options, warrants and convertible debt of AbTech Industries have been restated using the merger exchange ratio to their equivalent shares of ABHD common stock.

As a consequence of these changes, the basic and diluted loss per common share for the year ended December 31, 2010 changed from $(0.06) per share to $(0.10) per share. There was no change to the basic and diluted loss per common share for the year ended December 31, 2011. There was no change to the net loss reported for either year.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Financial Statement Presentation – The condensed consolidated financial statements include the accounts of ABHD, AbTech, AEWS and ESC. Intercompany accounts and transactions have been eliminated. The condensed consolidated financial statements do not include the operations of ABHD prior to the date of the Merger which are considered to be immaterial to the operations of AbTech. The equity section of the Condensed Consolidated Balance Sheets and the basic and diluted weighted average number of shares outstanding on the Condensed Consolidated Statements of Operations represent the actual shares of ABHD outstanding after the share exchanges that occurred as part of the Merger. The non-controlling interest shown on the Condensed Consolidated Balance Sheets as of September 30, 2012 and December 31, 2011, represents the ownership interest in AbTech of the holders of AbTech Series A preferred stock that elected not to exchange their Series A preferred shares for common shares of ABHD as allowed by the Merger Agreement.

The condensed consolidated financial statements for the three and nine month periods ended September 30, 2012 are unaudited and, in the opinion of the Company’s management, include all adjustments necessary for a fair presentation of such condensed consolidated financial statements. Such adjustments are of a normal recurring nature.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Net Loss Per Share – Basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. The calculation of basic loss per share gives retroactive effect to the recapitalization related to the reverse acquisition of AbTech by ABHD. The Company has other potentially dilutive securities outstanding that are not shown in a diluted net loss per share calculation because their effect in both 2012 and 2011 would be anti-dilutive. The following chart lists the securities that were not included in the computation of diluted net earnings per share because their effect would have been antidilutive:

	Common Shares as of:
	September 30, 2012	September 30, 2011
Options to purchase common stock	9,223,458	5,197,158
Warrants to purchase common stock	8,339,599	5,345,219
Convertible promissory notes	9,758,700	6,150,880
Convertible preferred stock in AbTech	6,563,943	7,664,193
	33,885,700	24,357,450

Recent Accounting Pronouncements – With the exception of those discussed below, there have been no recent accounting pronouncements or changes in accounting pronouncements that are expected to have a material impact on the Company’s condensed consolidated financial statements.

In May 2011, the FASB issued authoritative guidance regarding measurement of fair value and for disclosing information about fair value measurements. Application of the highest and best use and valuation premise concepts are clarified for use in measuring the fair value of nonfinancial assets and are not relevant when measuring the fair value of financial assets or of liabilities. New disclosures should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. This guidance became effective for the Company for fiscal years and interim periods within those years beginning in 2012. This guidance has not had a material effect on the Company’s financial statements.

STOCKHOLDERS' DEFICIENCY	9 Months Ended
Sep. 30, 2012
Disclosure Stockholders Deficiency Additional Information [Abstract]
STOCKHOLDERS - DEFICIENCY

NOTE 9 – STOCKHOLDERS’ DEFICIENCY

During the nine-month period ended September 30, 2012, the Company issued:

•	1,100,251 shares of ABHD common stock for the conversion of 206,667 shares AbTech Series A preferred stock as allowed under the terms of the Merger Agreement;
•	441,707 shares of ABHD common stock for the conversion of four convertible notes issued by AbTech in 2006-2009 with an aggregate principal amount of $280,000;
•	368,227 shares of ABHD common stock for the conversion of two promissory notes issued by ABHD in a private offering in July 2011, for principal and interest totaling $220,936;
•	2,913,266 shares of ABHD common stock for the conversion of twenty Secured Notes issued by ABHD in the September Offering for principal and interest totaling $2,039,285;
•	300,000 shares of ABHD common stock valued at $240,000 to a vendor for services rendered to the Company;
•	4,840,832 shares of ABHD common stock in a private offering, from which the Company received net proceeds of $3,450,337; and
•	366,666 shares of ABHD common stock upon the exercise of a warrant purchased in the September Offering. The Company received $220,000 in proceeds from the exercise of the warrant and charged the portion of the warrant liability attributable to this warrant, $212,780 at the date of exercise, to additional paid-in capital.

Paid-in capital for the nine-months ended September 30, 2012 was also affected by a $297,247 charge for the value of stock based compensation attributable to options and warrants vesting during the period and a charge of $1,200,433 for the beneficial conversion feature imputed on the Secured Notes sold by the Company during the period, which had a conversion price less than the market price of ABHD common stock at the date of issuance.

BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization and Description Of Business [Policy Text Block]

Organization and Description of Business

Abtech Holdings, Inc. (“ABHD” or the “Company”) (formerly Laural Resources, Inc.), was incorporated under the laws of the State of Nevada on February 13, 2007, with authorized capital stock of 300,000,000 shares at $0.001 par value.

AbTech Industries, Inc. (“AbTech”), a Delaware corporation with an authorized capital of 15,000,000 shares of $0.01 par value common stock and 5,000,000 shares of $0.01 par value preferred stock, was acquired by ABHD in a reverse acquisition transaction (the “Merger”) on February 10, 2011. In accordance with the merger agreement between AbTech and ABHD (the “Merger Agreement”), ABHD acquired all of the issued and outstanding common stock of AbTech, including shares issuable upon the conversion of Series A preferred stock and convertible promissory notes outstanding, in exchange for the stockholders of AbTech acquiring 46,000,000 shares of ABHD common stock. ABHD also agreed to reduce its number of common shares outstanding to 10,000,000 shares prior to the merger. (See Note 12 – Reverse Acquisition Transaction). The preferred stockholders of AbTech Industries that elected to not convert and exchange their shares for ABHD common shares represent the non-controlling interest shown on the Consolidated Balance Sheet as of December 31, 2011.

For accounting purposes, the transaction has been accounted for as a reverse acquisition, with AbTech as the acquirer. These consolidated financial statements of the Company represent a continuation of the financial statements of AbTech, with one adjustment, which is to retroactively adjust the legal capital of AbTech to reflect the legal capital of ABHD. Comparative information presented in these consolidated financial statements also has been retroactively adjusted to reflect the legal capital of the Company, except that the number of shares of preferred stock of AbTech outstanding prior to the Merger are shown as the actual number of shares of preferred stock outstanding.

The Company is an environmental technologies firm that provides innovative solutions to address issues of water pollution. The Company has developed and patented the Smart Sponge® polymer technology. This technology’s oil absorbing capabilities make it highly effective as a filtration media to remove hydrocarbons and other pollutants from flowing or pooled water. The Company is headquartered in Scottsdale, Arizona and has a manufacturing facility located in Phoenix, Arizona.

AbTech’s wholly-owned subsidiary, Environmental Security Corporation (“ESC”), was formed by the Company in 2003 to develop a sensor array technology designed to detect impurities in water flows. ESC owns a U.S. patent on this technology and has acquired rights to another monitoring technology, but otherwise had no operations during either 2011 or 2010.

The Company operates in one business segment which is the filtration and treatment of polluted water.

Basis of Financial Statement Presentation
Basis of Financial Statement Presentation – The condensed consolidated financial statements include the accounts of ABHD, AbTech, AEWS and ESC. Intercompany accounts and transactions have been eliminated. The condensed consolidated financial statements do not include the operations of ABHD prior to the date of the Merger which are considered to be immaterial to the operations of AbTech. The equity section of the Condensed Consolidated Balance Sheets and the basic and diluted weighted average number of shares outstanding on the Condensed Consolidated Statements of Operations represent the actual shares of ABHD outstanding after the share exchanges that occurred as part of the Merger. The non-controlling interest shown on the Condensed Consolidated Balance Sheets as of September 30, 2012 and December 31, 2011, represents the ownership interest in AbTech of the holders of AbTech Series A preferred stock that elected not to exchange their Series A preferred shares for common shares of ABHD as allowed by the Merger Agreement.

The condensed consolidated financial statements for the three and nine month periods ended September 30, 2012 are unaudited and, in the opinion of the Company’s management, include all adjustments necessary for a fair presentation of such condensed consolidated financial statements. Such adjustments are of a normal recurring nature.

Basis of Financial Statement Presentation – The consolidated financial statements include the accounts of ABHD, AbTech and ESC. Intercompany accounts and transactions have been eliminated. The shares of preferred stock of AbTech outstanding prior to the merger are shown in the consolidated financial statements at their actual share amounts without giving effect to the potential of these shares to convert to shares of ABHD common stock. After the Merger, the shares of preferred stock that have not converted to shares of ABHD common stock represent the minority interest shown on the Consolidated Balance Sheet. The consolidated financial statements do not include the operations of ABHD prior to the date of the Merger which are considered to be immaterial to the operations of AbTech. The equity section of the Consolidated Balance Sheets and the basic and diluted weighted average number of shares outstanding on the Consolidated Statements of Operations for periods prior to the date of the Merger have been restated to give retroactive effect to the merger transaction and to show the shares outstanding at the Balance Sheet dates as if such shares had been exchanged for ABHD shares in accordance with the terms of the Merger Agreement. The equity section of the Consolidated Balance Sheets and the basic and diluted weighted average number of shares outstanding on the Consolidated Statements of Operations for periods ended after the date of the Merger represents the actual shares of ABHD outstanding after the share exchanges that occurred as part of the merger transaction. The non-controlling interest shown on the Consolidated Balance Sheet as of December 31, 2011, represents the ownership interest in AbTech of the holders of AbTech Series A preferred stock that elected not to exchange their Series A preferred shares for common shares of ABHD as allowed by the Merger Agreement.

Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and Cash Equivalents – The Company considers all highly liquid debt instruments with a maturity of three months or less when acquired to be cash and cash equivalents.
Use of Estimates
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates are used in determining the allowance for doubtful accounts and inventory allowance, in valuing the warrant liability, beneficial conversion features, stock-based compensation and stock issued in the reverse merger and in determining the classification of conversion options embedded in convertible promissory notes. Due to the uncertainties inherent in the formulation of accounting estimates, and the significance of these items, it is reasonable to expect that the estimates in connection with these items could be materially revised within the next year.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk – Credit risk represents the accounting loss that would be recognized at the reporting date if counter parties failed completely to perform as contracted. Concentrations of credit risk that arise from financial instruments exist for groups of customers or counter parties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions described below.

•	Cash and cash equivalents – Financial instruments that subject the Company to credit risk are cash balances maintained in excess of federal depository insurance limits. At December 31, 2011, the Company had $251,249 in cash or cash equivalent balances which were not guaranteed by the Federal Deposit Insurance Corporation. To date, the Company has not experienced any losses in such accounts and believes the exposure is minimal.
•	Major customers and accounts receivable – Major customers represent any customer that accounts for more than 10% of revenues for the year. During 2011, the Company had two customers that accounted for 29% and 15%, respectively, of revenues and whose accounts receivable balances (unsecured) accounted for approximately 0% and 42%, respectively, of accounts receivable at December 31, 2011. During 2010, the Company had one customer that accounted for 23% of its revenues and whose accounts receivable balance (unsecured) accounted for approximately 12% of accounts receivable at December 31, 2010.

•	Supplier – Major suppliers represent any vendor that accounts for more than 10% of purchases for the year. During 2011, the Company had two vendors that accounted for 34% and 41%, respectively, of its purchases. Neither of these vendors had an accounts payable balance at December 31, 2011. During 2010, the Company had two vendors that each accounted for more than 10% of its purchases at 14% and 11%, respectively. Neither of these vendors had an accounts payable balance at December 31, 2010.

Fair Value Measurement, Policy [Policy Text Block]

Fair Values of Financial Assets and Liabilities– The Company measures and discloses certain financial assets and liabilities at fair value. Authoritative guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Authoritative guidance also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company estimates fair value of the warrant liability using the Black-Scholes valuation model. Significant assumptions were determined as follows:

•	Expected term is determined under the simplified method using an average of the contractual term and vesting period of the award as appropriate statistical data required to properly estimate the expected term was not available;
•	Expected volatility is measured using the historical weekly changes in the market price of the Company’s common stock, disregarding identifiable periods of time in which share price was extraordinarily volatile due to certain events that are not expected to recur during the expected term;
•	Risk-free interest rate is to approximate the implied yield on zero-coupon U.S. Treasury bonds with a remaining maturity equal to the expected term of the awards; and,
•	Forfeitures are based on the history of cancellations of warrants granted by the Company and management’s analysis of potential future forfeitures.

Inventory, Policy [Policy Text Block]
Inventories – Inventories are stated at the lower of cost or market, with cost computed on an average cost method which approximates the first-in, first-out basis. Inventory costs include raw materials, direct labor and manufacturing overhead. Provision is made for obsolete, slow-moving or defective items where appropriate. The amount of any provision is recognized as an expense in the period the provision occurs.

Warranty Accrual [Policy Text Block]
Warranty Accrual – The Company’s products are subject to warranty periods of one year or less. The warranty accrual is based on management’s best estimate of expected costs associated with product failure and historical product failures. The Company has not incurred any significant warranty claims to date.

Fixed Asset [Policy Text Block]
Fixed Assets – Fixed assets, stated at cost, are depreciated on the straight-line method for financial statement reporting purposes, over the estimated useful lives of the assets, which range from three to ten years. Leasehold improvement costs are depreciated over the shorter of the lease term or their useful life. Repairs and maintenance costs are expensed as incurred. Betterments or renewals are capitalized when they occur.

Deferred Charges, Policy [Policy Text Block]
Deferred Charges – Deferred charges are costs incurred in connection with the issuance of debt. These costs are capitalized as an asset and amortized over the term of the debt using the effective interest method. Amortization expense related to these deferred charges totaled $142,836 in 2011 and $20,029 in 2010.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition – The Company recognizes revenue only when all of the following criteria have been met:

•	Persuasive evidence of an arrangement exists;
•	Delivery has occurred or services have been rendered;
•	The fee for the arrangement is fixed or determinable; and
•	Collectability is reasonably assured.

Persuasive Evidence of an Arrangement – The Company documents all terms of an arrangement in a quote signed or confirmed by the customer prior to recognizing revenue.

Delivery Has Occurred or Services Have Been Performed – The Company performs all services or delivers all products prior to recognizing revenue. Services are considered to be performed when the services are complete.

The Fee for the Arrangement is Fixed or Determinable – Prior to recognizing revenue, a customer’s fee is either fixed or determinable under the terms of the quote or accepted customer purchase order.

Collectability Is Reasonably Assured – Collectability is assessed on a customer by customer basis based on criteria outlined by management.

In 2011 and 2010, the Company recognized revenue from the sale of its Smart Sponge and Smart Sponge Plus products, including Ultra-Urban Filters, Line Skimmers, Passive Skimmers and Smart Paks. The Smart Paks are usually sold as a component of an engineered system such as an end-of-pipe vault or other larger multi-product treatment train. The Company provides engineering design services on some engineered solutions but does not perform any major installation of such systems. Revenue from design services are recognized at the time the engineering services are completed. The Company recognizes shipping and handling fees as revenue and the related expenses as a component of cost of sales. All internal handling charges are charged to selling, general and administrative expenses.

The payment terms for sales made to distributors vary based on the credit worthiness of the particular vendor and the size of the order. Some orders require prepayment of up to 50% at the time the order is received, others require payment in full before shipping and others are made on terms requiring payment within 30 days of the date of shipment. Distributors do not have a right of return for products purchased from the Company. The Company may on occasion allow a return under appropriate conditions to promote good business practices, however, such returns have been and are expected to be minimal. Regardless of when payment is received from the distributor, revenues are recognized in accordance with the criteria for revenue recognition described above.

Allowance For Doubtful Accounts [Policy Text Block]
Allowance for Doubtful Accounts – The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowances are calculated based on a detailed review of individual customer accounts, historical rates and an estimation of the overall economic conditions affecting the Company’s customer base. The Company reviews a customer’s credit history before extending credit. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. The allowance for doubtful accounts was $16,600 at December 31, 2011 and $14,600 at December 31, 2010.

Customer Deposit Policy [Policy Text Block]

Customer Deposits – The Company receives from some distributors a one-time fee for the exclusive distribution rights to its products. In some cases, this nonrefundable fee represents a prepayment by the distributor for future product purchases. In such cases the deposit is recognized as revenue when products are shipped and the risks and rewards of ownership have been transferred or when the distributor forfeits the prepayment, in accordance with the terms of the distribution agreement.

Cost of Sales, Policy [Policy Text Block]
Cost Recognition – Cost of revenues includes all direct material and labor costs and those indirect costs of bringing raw materials to sale condition, including depreciation of equipment used in manufacturing and shipping and handling costs. Selling, general, and administrative costs are charged to operating expenses as incurred. Research and development costs are expensed as incurred and are included in operating expenses. Advertising costs are expensed as incurred. Total advertising costs for 2011 and 2010 were $23,792 and $14,811, respectively.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-Lived Assets – The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. When indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount, the Company measures the amount of such impairment by comparing the assets' carrying value to the assets' present value of the expected future discounted cash flows. Impairment charges, if any, are recorded in the period realized.

Income Tax, Policy [Policy Text Block]

Income Taxes –Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the book and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established to reduce a deferred tax asset to the amount expected to be realized. The Company assesses its ability to realize deferred tax assets based on current earnings performance and on projections of future taxable income in the relevant tax jurisdictions. These projections do not include taxable income from the reversal of deferred tax liabilities and do not reflect a general growth assumption but do consider known or pending events, such as the passage of legislation. The Company’s estimates of future taxable income are reviewed annually. All tax positions are first analyzed to determine if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of any related appeals or litigation processes. After the initial analysis, the tax benefit is measured as the largest amount that is more than 50% likely of being realized upon ultimate settlement. Our income tax returns are subject to adjustment under audit for approximately the last four years.

If the Company is required to pay interest on the underpayment of income taxes, the Company recognizes interest expense in the first period the interest becomes due according to the provisions of the relevant tax law.

If the Company is subject to payment of penalties, the Company recognizes an expense for the amount of the statutory penalty in the period when the position is taken on the income tax return. If the penalty was not recognized in the period when the position was initially taken, the expense is recognized in the period when the Company changes its judgment about meeting minimum statutory thresholds related to the initial position taken.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation – All share-based payments to employees, including grants of employee stock options, are expensed based on their estimated fair values at grant date, in accordance with ASC 718.

Compensation expense for stock options is recorded over the vesting period using the estimated fair value on the date of grant, as calculated by the Company using the Black-Scholes model. The Company classifies all share-based awards as equity instruments and recognizes the vesting of the awards ratably over their respective terms.

See Note 11 for a description of the Company’s share-based compensation plan and information related to awards granted under the plan.

Net Loss Per Share
Net Loss Per Share – Basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. The calculation of basic loss per share gives retroactive effect to the recapitalization related to the reverse acquisition of AbTech by ABHD. The Company has other potentially dilutive securities outstanding that are not shown in a diluted net loss per share calculation because their effect in both 2012 and 2011 would be anti-dilutive. The following chart lists the securities that were not included in the computation of diluted net earnings per share because their effect would have been antidilutive:

	Common Shares as of:
	September 30, 2012	September 30, 2011
Options to purchase common stock	9,223,458	5,197,158
Warrants to purchase common stock	8,339,599	5,345,219
Convertible promissory notes	9,758,700	6,150,880
Convertible preferred stock in AbTech	6,563,943	7,664,193
	33,885,700	24,357,450

Net Loss Per Share – Basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. The calculation of basic loss per share gives retroactive effect to the recapitalization related to the reverse acquisition of AbTech Industries by AbTech Holdings. The Company has other potentially dilutive securities outstanding that are not shown in a diluted net loss per share calculation because their effect in both 2011 and 2010 would be anti-dilutive. These potentially dilutive securities include Series A Preferred Stock, options, warrants and convertible promissory notes (see Notes 10 and 11), and total 31,667,254 shares at December 31, 2011 and 19,271,902 shares at December 31, 2010.

Conversion Option [Policy Text Block]
Conversion Options – The Company bifurcates conversion options embedded in financial instruments and accounts for them at fair value when required. The Company has determined that none of its embedded conversion options require bifurcation.

Imputed Interest [Policy Text Block]
Imputed Interest – A note issued solely for cash equal to its face amount is presumed to earn the stated rate of interest. However, in some cases the parties may also exchange unstated (or stated) rights or privileges, which are given accounting recognition by establishing a note discount or premium account. In such cases, the Company imputes interest when required.

Business Combinations Policy [Policy Text Block]
Reverse Acquisition – The Company has accounted for the reverse acquisition discussed above in accordance with ASC 805-40 (Reverse Acquisitions). The 10,000,000 shares of ABHD outstanding immediately prior to the reverse acquisition represent the consideration transferred for the merger.

Recent Accounting Pronouncements

Recent Accounting Pronouncements – With the exception of those discussed below, there have been no recent accounting pronouncements or changes in accounting pronouncements that are expected to have a material impact on the Company’s condensed consolidated financial statements.

In May 2011, the FASB issued authoritative guidance regarding measurement of fair value and for disclosing information about fair value measurements. Application of the highest and best use and valuation premise concepts are clarified for use in measuring the fair value of nonfinancial assets and are not relevant when measuring the fair value of financial assets or of liabilities. New disclosures should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. This guidance became effective for the Company for fiscal years and interim periods within those years beginning in 2012. This guidance has not had a material effect on the Company’s financial statements.

Recent Accounting Pronouncements

With the exception of those discussed below, there have been no recent accounting pronouncements or changes in accounting pronouncements during the year ended December 31, 2011, that are of significance, or potential significance, to the Company.

In December 2010, the FASB issued authoritative guidance clarifying the determination of the impairment of goodwill and the related calculation of that impairment (“Step 2”) when entities have reporting units with zero or negative carrying amounts. For entities with reporting units with zero or negative carrying values, Step 2 is required if it is more likely than not that a goodwill impairment exits. The adoption of this guidance had no material effect on the Company’s financial statements.

In May 2011, the FASB issued authoritative guidance regarding measurement of fair value and for disclosing information about fair value measurements. Application of the highest and best use and valuation premise concepts are clarified for use in measuring the fair value of nonfinancial assets and are not relevant when measuring the fair value of financial assets or of liabilities. New disclosures should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. This guidance becomes effective for the Company for fiscal years and interim periods within those years beginning in 2012. The Company does not anticipate adoption of this guidance will have a material effect on the Company’s financial statements.

In September 2011, the FASB issued authoritative guidance providing the option to first assess qualitative factors when testing goodwill for impairment. Entities have the option to first evaluate qualitative factors to determine whether the existence of events or circumstances, that in totality, would be more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative evaluation determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. This guidance becomes effective for the Company for fiscal years and interim periods within those years beginning in 2012. The Company does not anticipate adoption of this guidance will have a material effect on the Company’s financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Computation of Antidilutive Securities
The following chart lists the securities that were not included in the computation of diluted net earnings per share because their effect would have been antidilutive:

	Common Shares as of:
	September 30, 2012	September 30, 2011
Options to purchase common stock	9,223,458	5,197,158
Warrants to purchase common stock	8,339,599	5,345,219
Convertible promissory notes	9,758,700	6,150,880
Convertible preferred stock in AbTech	6,563,943	7,664,193
	33,885,700	24,357,450

INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Components of Inventory
Inventories are stated at the lower of cost or market, with cost computed on an average cost method which approximates the first-in, first-out basis.

	September 30, 2012 (Unaudited)	December 31, 2011
Raw materials	$101,080	$76,381
Work in process	385,571	446,538
Finished goods	46,504	106,625
Reserve for obsolescence	(120,000)	(101,535)
Total	$413,155	$528,009

Inventories consist of the following at December 31:

	2011	2010
Raw materials	$76,381	$85,711
Work in process	446,538	394,540
Finished goods	106,625	221,791
Reserve for obsolescence	(101,535)	(133,000)
Total	$528,009	$569,042

FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Fixed assets consist of the following at December 31:

	2011	2010
Furniture and fixtures	$128,093	$128,093
Computer equipment	61,831	58,231
Machinery and equipment	250,986	242,980
Leasehold improvements	19,348	19,348
Total	460,258	448,652
Less accumulated depreciation	(410,773)	(383,138)
Net book value	$49,485	$65,514

ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities

Accrued expenses consist of the following at December 31:

	2011	2010
Accrued payroll	$62,180	$53,860
Deferred rent	21,941	36,172
Accrued vacation	32,692	26,307
Accrued warranty reserve	5,000	5,000
Other accruals	977	4,218
	$122,790	$125,557

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of statutory rates is as follows at December 31:

	2011	2010
Statutory Rate	34.0%	34.0%
State income taxes, net of federal income tax benefit	5.0%	5.0%
Reduction in valuation allowance related to net operating loss carry-forwards and change in temporary differences	-39.0%	-39.0%
	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets (liabilities) are as follows at December 31:

	2011	2010
Deferred tax assets (liabilities):
Net operating loss carryforwards	$10,447,000	9,154,000
Accumulated depreciation	(13,000)	(13,000)
Less valuation allowance	(10,434,000)	(9,141,000)
Net deferred tax assets	$-	-

CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2011
Convertible Promissory Notes [Abstract]
Schedule of Long-term Debt Instruments
The conversion rate, interest rate and maturity dates of the notes outstanding at December 31, 2011 are shown in the table below:

Type of Financing	Principal Amount	Interest Rate	Conversion Rate	Maturity Date
Related Party
Junior Convertible Notes	$100,000	0%	$0.50	9/30/2011
Senior Convertible Notes	750,000	0%	$0.70	3/31/2013
Senior Convertible Notes	400,000	0%	$0.70	7/7/2013
Senior Convertible Notes	200,000	0%	$0.70	12/19/2013
Senior Convertible Notes	325,000	0%	$0.70	2/3/2014
Senior Convertible Notes	200,000	0%	$0.70	4/16/2014
Senior Convertible Notes	6,000	0%	$0.70	5/11/2014
ABHD Convertible Notes	500,000	12%	$0.60	4/30/2012
Unamortized discount on ABHD Convertible Notes	(21,319)
Subtotal - related party	2,459,681
Non-related party
Senior Convertible Note	55,000	0%	$0.70	4/8/2014
Senior Convertible Notes	100,000	0%	$0.70	11/25/2014
ABHD Convertible Notes	200,000	12%	$0.60	4/30/2012
Secured ABHD Notes	25,000	12%	$0.70	5/15/2012
Secured ABHD Notes	25,000	12%	$0.70	5/18/2012
Secured ABHD Notes	50,000	12%	$0.70	5/22/2012
Secured ABHD Notes	550,000	12%	$0.70	6/3/2012
Secured ABHD Notes	675,000	12%	$0.70	6/19/2012
Secured ABHD Notes	650,000	12%	$0.70	7/24/2012
Secured ABHD Notes	1,645,000	12%	$0.70	8/18/2012
Secured ABHD Notes	380,000	12%	$0.70	8/24/2012
Unamortized discount on Secured ABHD Notes	(441,918)
Subtotal - non-related party	3,913,082
Total	$6,372,763

The conversion rate (stated in terms of the conversion rate into shares of ABHD common stock), interest rate and maturity dates of the notes outstanding at December 31, 2010 are shown in the table below:

Type of Financing	Principal Amount	Interest Rate	Conversion Rate	Maturity Date
Related Party
Junior Convertible Notes	$1,156,000	0%	$0.50	9/30/2011
Senior Convertible Notes	750,000	0%	$0.70	3/31/2013
Senior Convertible Notes	400,000	0%	$0.70	7/7/2013
Senior Convertible Notes	200,001	0%	$0.70	8/27/2013
Senior Convertible Notes	200,000	0%	$0.70	12/19/2013
Senior Convertible Notes	325,000	0%	$0.70	2/3/2014
Senior Convertible Notes	200,000	0%	$0.70	4/16/2014
Senior Convertible Notes	6,000	0%	$0.70	5/11/2014
Senior Convertible Notes	500,000	12%	$0.70	6/26/2014
Subtotal - related party	3,737,001
Non-related party
Senior Convertible Notes	100,000	0%	$0.70	10/3/2013
Senior Convertible Notes	100,000	0%	$0.70	1/8/2014
Senior Convertible Notes	50,000	0%	$0.70	10/3/2013
Senior Convertible Note	55,000	0%	$0.70	4/8/2014
Senior Convertible Note	100,000	0%	$0.70	5/8/2014
Senior Convertible Notes	50,000	0%	$0.70	6/12/2014
Senior Convertible Notes	50,000	0%	$0.70	11/5/2014
Senior Convertible Notes	100,000	0%	$0.70	11/25/2014
Senior Convertible Note	100,000	0%	$0.70	2/5/2015
Senior Convertible Notes	185,000	0%	$0.70	2/9/2015
Senior Convertible Note	25,000	0%	$0.70	2/12/15
Senior Convertible Note	300,000	0%	$0.70	4/13/15
Senior Convertible Note	125,865	0%	$0.70	7/15/15
Senior Convertible Note	35,000	0%	$0.70	9/10/15
Promissory Note	83,679	12%	$0.70	8/2/10
Promissory Note	100,000	12%	$0.70	8/26/10
Promissory Note	25,000	12%	$0.70	5/2/11
Subtotal - non-related party	1,584,544
Total	$5,321,545

Schedule of Maturities of Long-term Debt	Aggregate maturities of debt obligations commencing in 2012 are:
2012	2013	2014	Total
$4,800,000	$1,350,000	$686,000	$6,836,000

STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value
The following table summarizes the weighted average of fair value and the significant assumptions used in applying the Black-Scholes model for options granted in 2011 and 2010:

	2011	2010
Weighted average of fair value for options granted
AbTech Options	$-	$0.90
ABHD Options	0.27	0.12

Weighted average assumptions used:
Expected dividend yield	0.0%	0.0%
Expected volatility	81.5%	13.0-15.0%
Risk-free interest rate	1.9%	2.1%
Expected life (in years)	5.0	8.7

Schedule of Nonvested Share Activity

The following table summarizes the activity of the shares and weighted-average grant date fair value of the Company’s non-vested common stock options during the years ending December 31, 2011 and 2010:

	Non-vested AbTech Shares		Non-vested ABHD Shares
	Number of Shares	Weighted- average grant date fair value	Number of Shares	Weighted -average grant date fair value
Non-vested at December 31, 2009	1,426,769	$0.28	-
Granted	3,306,069	0.17	640,000	$0.12
Vested	(990,218)	0.17	-
Forfeited or expired	(1,240,442)	0.27	-
Non-vested at December 31, 2010	2,502,178	0.18	640,000	$0.12
Granted	-		4,734,300	$0.27
Vested	(399,284)	0.10	(320,000)	$0.12
Forfeited or expired	(2,102,894)	0.20	-
Non-vested at December 31, 2011	-	$-	5,054,300	$0.27

Schedule Of Nonvested Warrants Activity

A summary of common stock warrants outstanding at December 31 is as follows:

	AbTech Warrants		ABHD Warrants
	Number of Warrants	Weighted- average Exercise Price	Number of Warrants	Weighted- average Exercise Price
Outstanding at December 31, 2009	4,422,877	$0.79	-	$-
Granted	750,297	0.79	-	-
Exercised	-	-	-	-
Forfeited or expired	(106,476)	0.70	-	-
Outstanding at December 31, 2010	5,066,698	0.79	-	-
Granted	-	-	4,196,666	.59
Exercised	-	-	-	-
Forfeited or expired	(3,306,069)	0.80	-	-
Outstanding at December 31, 2011	1,760,629	$0.77	4,196,666	$.59

Common Stock For Future Issuance

As of December 31, 2011, ABHD common shares reserved for future issuance were as follows (all shares are stated in ABHD share equivalent):

Conversion of convertible AbTech preferred stock	7,664,193
Shares issuable upon conversion of debt	9,972,309
Stock options outstanding	8,073,458
Warrants to purchase common stock	5,957,294
31,667,254

Abtech Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award

The Company’s stock option activity for the years ending December 31, 2011 and 2010 is summarized below (all share amounts for option granted by AbTech have been restated to give effect to the merger exchange ratio and reflect the equivalent number of ABHD shares):

AbTech Options

	Number of AbTech Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Term
Balance at December 31, 2009	4,152,551	$0.70	4.97
Granted	3,306,069	0.70
Exercised	-	-
Forfeited or expired	(2,129,513)	0.70
Outstanding at December 31, 2010	5,329,107	0.70	6.56
Forfeited or expired	(2,629,949)	0.70
Outstanding at December 31, 2011	2,699,158	$0.70	3.45

As of December 31, 2011, there were 2,699,158 stock options outstanding and exercisable with a weighted average remaining life of 3.45 years and an intrinsic value of $0.

Abhd Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award

ABHD Options

	Number of ABHD Shares Under Option		Weighted Average Exercise Price	Weighted Average Remaining Term
Balance at December 31, 2009	-		$-	-
Granted	640,000	(1)	0.55
Outstanding at December 31, 2010	640,000		0.55	4.86
Granted	4,734,300		0.42
Outstanding at December 31, 2011	5,374,300		$0.44	9.58

(1)	These options were previously excluded, however, the exclusion had no effect on the consolidated statement of operations as the options did not begin to vest until 2011.

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The Company’s warrant liability was estimated using Level 3 inputs as shown in the reconciliation table below for the nine-months ended September 30, 2012.

Fair value measurements using significant unobservable inputs (Level 3)
Description	Warrant Liability
Beginning balance, December 31, 2011	$498,976
Total (gains) or losses	1,232,291
Purchases, issuances and settlements	920,967
Transfers in or out of Level 3	-
Ending balance, September 30, 2012	$2,652,234

The Company’s warrant liability was estimated using Level 3 inputs as shown in the reconciliation table below for the year ended December 31, 2011.

Fair value measurements using significant unobservable inputs (Level 3)
Description	Warrant Liability
Beginning balance, December 31, 2010	-
Purchases, issuance and settlements	$741,028
Total (gains) or losses	(242,052)
Transfers in or out of Level 3	-
Ending balance, December 31, 2011	$498,976

Fair Value Inputs, Liabilities, Quantitative Information
The Company used the following assumptions to estimate the fair value of the warrant liability as of September 30, 2012:

Expected volatility	85.25%
Expected dividend yield	0%
Expected term	1.9 – 2.2 years
Risk-free interest rate	0.62%

The Company used the following assumptions to estimate the fair value of the warrant liability at December 31, 2011:

Expected volatility	81.45%
Expected dividend yield	0%
Expected term	2.3-2.5 years
Risk-free interest rate	.83%

Business and summary of accounting policies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Feb. 10, 2011	Dec. 31, 2009	Feb. 13, 2007
Class Of Stock [Line Items]
Common stock, shares authorized		300,000,000		300,000,000	300,000,000		5,000,000		300,000,000
Common stock, par value		$ 0.001		$ 0.001	$ 0.001		$ 0.01		$ 0.001
Preferred stock, shares authorized				5,000,000	3,500,000		0
Preferred stock, par value				$ 0.01	$ 0.01		$ 0
Reverse merger, shares issued for shares exchanged	46,000,000			10,000,000
Common stock outstanding prior to the merge		57,491,386		47,160,435	49,249,674		10,000,000
Operates segment		1
Advances received pre-merger (in shares)	46,000,000			10,000,000
Common stock, outstanding shares		57,491,386		47,160,435	49,249,674		10,000,000
Entity Wide Purchases Major Supplier Percentage				10.00%	10.00%
Amortization of Financing Costs				$ 142,836	$ 20,029
Allowance for Doubtful Accounts Receivable				16,600	14,600
Advertising Revenue Cost				23,792	14,811
Antidilutive securities excluded from computation of earnings per share		33,885,700	24,357,450	31,667,254	19,271,902
Entity-Wide Revenue, Major Customer, Percentage				10.00%
Entity Wide Major Customer Percentage Of Accounts Recievable					12.00%
Cash and cash equivalents		3,577,436	306,476	1,386,502	4,123	73,102		108,910
Income Tax Settlement Percentage				50.00%
Supplier Member 1 [Member]
Class Of Stock [Line Items]
Entity Wide Purchases Major Supplier Percentage				34.00%	14.00%
Entity Wide Major Customer Percentage Of Accounts Recievable				0.00%
Supplier Member 2 [Member]
Class Of Stock [Line Items]
Entity Wide Purchases Major Supplier Percentage				44.00%	11.00%
Entity Wide Major Customer Percentage Of Accounts Recievable				42.00%
Customer Member 1 [Member]
Class Of Stock [Line Items]
Entity-Wide Revenue, Major Customer, Percentage				29.00%
Entity Wide Major Customer Percentage Of Accounts Recievable					23.00%
Customer Member 2 [Member]
Class Of Stock [Line Items]
Entity-Wide Revenue, Major Customer, Percentage				15.00%
AEWS Engineering LLC
Class Of Stock [Line Items]
Ownership interest		80.00%
Operation of AEWS allocated to the company		100.00%
AEWS Engineering LLC | Bjornulf White
Class Of Stock [Line Items]
Reverse merger, shares issued for shares exchanged				46,000,000
Ownership interest		20.00%
Advances received pre-merger (in shares)				46,000,000
Abtech Holdings [Member]
Class Of Stock [Line Items]
Common stock, shares authorized									300,000,000
Common stock, par value									$ 0.001
Federal Deposit Insurance Corporation [Member]
Class Of Stock [Line Items]
Cash and cash equivalents				$ 251,249
AbTech Industries, Inc.
Class Of Stock [Line Items]
Common stock, shares authorized							15,000,000
Common stock, par value							$ 0.01
Preferred stock, shares authorized							5,000,000
Preferred stock, par value							$ 0.01
Common stock outstanding prior to the merge				10,000,000
Common stock, outstanding shares				10,000,000

Computation of Antidilutive Securities (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	33,885,700	24,357,450	31,667,254	19,271,902
Convertible promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	9,758,700	6,150,880
Convertible preferred stock in AbTech
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	6,563,943	7,664,193
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	9,223,458	5,197,158
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	8,339,599	5,345,219

Going Concern- Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Convertible Promissory Note [Member]	Feb. 29, 2012 Secured Convertible Promissory Note [Member]	Dec. 31, 2011 Secured Convertible Promissory Note [Member]
Gross proceeds from issuance of private placement	$ 3,450,337	$ 1,722,100	$ 825,000	$ 700,000	$ 2,600,000	$ 4,000,000
Convertible notes, principal and interest amount		$ 1,350,000

Components of Inventory (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Inventory [Line Items]
Raw materials	$ 101,080	$ 76,381	$ 85,711
Work in process	385,571	446,538	394,540
Finished goods	46,504	106,625	221,791
Reserve for obsolescence	(120,000)	(101,535)	133,000
Inventories, net	$ 413,155	$ 528,009	$ 569,042

Fixed Assets (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Furniture and fixtures		$ 128,093	$ 128,093
Computer equipment		61,831	58,231
Machinery and equipment		250,986	242,980
Leasehold improvements		19,348	19,348
Total		460,258	448,652
Less accumulated depreciation		(410,773)	(383,138)
Net book value	$ 74,006	$ 49,485	$ 65,514

Fixed Assets- Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 27,635	$ 27,423

Commitments- Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense, Net	$ 271,906	$ 259,944
Operating Leases, Future Minimum Payments Due, Next Twelve Months	273,008
Operating Leases, Future Minimum Payments, Due in Two Years	29,278
Operating Leases, Future Minimum Payments Due	302,286
Other Commitment	$ 90,400

Loans From Shareholders- Additional Information (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Loans Payable	$ 9,000	$ 180,500

Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended									12 Months Ended
	Jul. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Director [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2009 Maximum [Member]	Sep. 30, 2012 Related Party Transactions	Dec. 31, 2009 Hydrophix [Member]	Dec. 31, 2011 Related Party [Member]	Dec. 31, 2003 Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses										$ 14,500
Royalty Expense					1,086,000
Royalty Expressed As Percentage Of Revenue								5	10
Royalty Expenses Retainable					104,665						102,759
Retained Royalty Expenses					1,906
Reserves Against Royalty											77,000
Due to Related Parties													127,353
Debt Instrument, Interest Rate During Period						8.00%							5.00%
Debt Instrument, Maturity Date													Dec 31, 2013
Convertible Notes Accompanying Warrants			333,333
Convertible Notes Accompanying Warrants Value			500,000
Repayments of Notes Payable			200,000									200,000
Common stock issued up on conversion of convertible promissory note, shares			1,320,454									198,980
Convertible notes, principal and interest amount			1,350,000									100,000
Stock Issued During Period, Shares, Issued for Services	300,000			692,092			16,000
Share Price			$ 0.42
Number of Shares outstanding, Granted			4,734,300
Travel and Entertainment Expense		$ 15,313

Accrued Expenses (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued payroll		$ 62,180	$ 53,860
Deferred rent		21,941	36,172
Accrued vacation		32,692	26,307
Accrued warranty reserve		5,000	5,000
Other accruals		977	4,218
Accrued Liabilities, Current	$ 141,132	$ 122,790	$ 125,557

Income Taxes- Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Income Tax Expense (Benefit)	$ 0	$ 1,293,000	$ 520,000
Operating Loss Carryforwards, Expiration Dates		2031 and 2016
Deferred Tax Assets, Valuation Allowance		$ 10,434,000	$ 9,141,000
Equity Method Investment, Ownership Percentage		50.00%

Reconciliation Of Statutory Rates (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statutory Rate	34.00%	34.00%
State income taxes, net of federal income tax benefit	5.00%	5.00%
Reduction in valuation allowance related to net operating loss carry-forwards and change in temporary differences	(39.00%)	(39.00%)
Effective Income Tax Rate Reconciliation, Tax Settlements	0.00%	0.00%

Tax Effects Of Temporary Differences (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets (liabilities):
Net operating loss carryforwards	$ 10,447,000	$ 9,154,000
Accumulated depreciation	(13,000)	(13,000)
Deferred Tax Assets, Valuation Allowance	(10,434,000)	(9,141,000)
Net deferred tax assets	$ 0	$ 0

Maturities of Convertible Promissory Notes - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Convertible promissory notes, accrued interest	$ 29,652
Debt Instrument, Decrease, Repayments	275,000
Extended Convertible Notes Payable Current	905,000
Common stock issued up on conversion of convertible promissory note, shares		1,320,454
Convertible Note
Debt Instrument [Line Items]
Convertible promissory notes	4,700,000
Holders of $200,000 Notes
Debt Instrument [Line Items]
Convertible promissory notes	1,355,000
Convertible promissory notes, accrued interest	85,382
Common stock issued up on conversion of convertible promissory note, shares	2,110,293
Holders of $1,450,000 notes
Debt Instrument [Line Items]
Convertible promissory notes	3,070,000
Convertible promissory notes, accrued interest	4,700,000
Convertible promissory notes, maturity period	90 days
Holders of $1,450,000 notes | Maximum [Member]
Debt Instrument [Line Items]
Convertible promissory notes, maturity period	180 days
Holders of $1,450,000 notes | Minimum [Member]
Debt Instrument [Line Items]
Convertible promissory notes, maturity period	90 days
Holders of $375,000 notes
Debt Instrument [Line Items]
Convertible promissory notes, maturity period	90 days
Additional warrants issued to note holders	60,335
Holders of $375,000 notes | Before Extension
Debt Instrument [Line Items]
Convertible promissory notes, interest rate	12.00%
Holders of $375,000 notes | After Extension
Debt Instrument [Line Items]
Convertible promissory notes, interest rate	15.00%
Holders Of Additional 777,000 [Member]
Debt Instrument [Line Items]
Convertible promissory notes	777,000
Convertible promissory notes, accrued interest	42,810
Common stock issued up on conversion of convertible promissory note, shares	1,171,157
Debt Conversion, Original Debt, Due Date of Debt	Nov 15, 2012
Long-term Debt, Gross	$ 4,893,000

Promissory Notes Convertible Into Common Stock (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Convertible Notes Payable	$ 6,372,763	$ 5,321,545
Related Party [Member]
Convertible Notes Payable	2,459,681	3,737,001
Related Party [Member] | Senior Notes One [Member]
Convertible Notes Payable	750,000	750,000
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Debt Instrument, Convertible, Latest Date	Mar 31, 2013	Mar 31, 2013
Related Party [Member] | Senior Notes Two [Member]
Convertible Notes Payable	400,000	400,000
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Debt Instrument, Convertible, Latest Date	Jul 7, 2013	Jul 7, 2013
Related Party [Member] | Senior Notes Three [Member]
Convertible Notes Payable	200,000	200,001
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Debt Instrument, Convertible, Latest Date	Dec 19, 2013	Aug 27, 2013
Related Party [Member] | Senior Notes Four [Member]
Convertible Notes Payable	325,000	200,000
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Debt Instrument, Convertible, Latest Date	Feb 3, 2014	Dec 19, 2013
Related Party [Member] | Senior Notes Five [Member]
Convertible Notes Payable	200,000	325,000
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Debt Instrument, Convertible, Latest Date	Apr 16, 2014	Feb 3, 2014
Related Party [Member] | Senior Notes Six [Member]
Convertible Notes Payable	6,000	200,000
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Debt Instrument, Convertible, Latest Date	Nov 5, 2014	Apr 16, 2014
Related Party [Member] | Senior Notes Seven [Member]
Convertible Notes Payable		6,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		May 11, 2014
Related Party [Member] | Senior Notes Eight [Member]
Convertible Notes Payable		500,000
Debt Instrument, Convertible, Effective Interest Rate		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Jun 26, 2014
Related Party [Member] | Abhd Notes [Member]
Convertible Notes Payable	500,000
Debt Instrument, Unamortized Discount	(21,319)
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.6
Debt Instrument, Convertible, Latest Date	Apr 30, 2012
Related Party [Member] | Junior Notes [Member]
Convertible Notes Payable	100,000	1,156,000
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.5	0.5
Debt Instrument, Convertible, Latest Date	Sep 30, 2011	Sep 30, 2011
Non Related Party [Member]
Convertible Notes Payable	3,913,082
Non Related Party [Member] | Senior Notes One [Member]
Convertible Notes Payable	55,000	100,000
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Debt Instrument, Convertible, Latest Date	Apr 8, 2014	Oct 3, 2013
Non Related Party [Member] | Senior Notes Two [Member]
Convertible Notes Payable	100,000	100,000
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Debt Instrument, Convertible, Latest Date	Nov 25, 2014	Jan 8, 2014
Non Related Party [Member] | Senior Notes Three [Member]
Convertible Notes Payable		50,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Oct 3, 2013
Non Related Party [Member] | Senior Notes Four [Member]
Convertible Notes Payable		55,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Apr 8, 2014
Non Related Party [Member] | Senior Notes Five [Member]
Convertible Notes Payable		100,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		May 8, 2014
Non Related Party [Member] | Senior Notes Six [Member]
Convertible Notes Payable		50,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Jun 12, 2014
Non Related Party [Member] | Senior Notes Seven [Member]
Convertible Notes Payable		50,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Nov 5, 2014
Non Related Party [Member] | Senior Notes Eight [Member]
Convertible Notes Payable		100,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Nov 25, 2014
Non Related Party [Member] | Senior Notes Nine [Member]
Convertible Notes Payable		100,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Feb 5, 2015
Non Related Party [Member] | Senior Notes Ten [Member]
Convertible Notes Payable		185,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Feb 9, 2015
Non Related Party [Member] | Senior Notes Eleven [Member]
Convertible Notes Payable		25,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Feb 12, 2015
Non Related Party [Member] | Senior Notes Twelve [Member]
Convertible Notes Payable		300,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Apr 13, 2015
Non Related Party [Member] | Senior Notes Thirteen [Member]
Convertible Notes Payable		125,865
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Jul 15, 2015
Non Related Party [Member] | Senior Notes Fourteen [Member]
Convertible Notes Payable		35,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Sep 10, 2015
Non Related Party [Member] | Abhd Notes [Member]
Convertible Notes Payable	200,000
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.6
Debt Instrument, Convertible, Latest Date	Apr 30, 2012
Non Related Party [Member] | Abhd Notes One [Member]
Convertible Notes Payable	25,000
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7
Debt Instrument, Convertible, Latest Date	May 15, 2012
Non Related Party [Member] | Abhd Notes Two [Member]
Convertible Notes Payable	25,000
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7
Debt Instrument, Convertible, Latest Date	May 18, 2012
Non Related Party [Member] | Abhd Notes Three [Member]
Convertible Notes Payable	50,000
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7
Debt Instrument, Convertible, Latest Date	May 22, 2012
Non Related Party [Member] | Abhd Notes Four [Member]
Convertible Notes Payable	550,000
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7
Debt Instrument, Convertible, Latest Date	Jun 3, 2012
Non Related Party [Member] | Abhd Notes Five [Member]
Convertible Notes Payable	675,000
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7
Debt Instrument, Convertible, Latest Date	Jun 19, 2012
Non Related Party [Member] | Abhd Notes Six [Member]
Convertible Notes Payable	650,000
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7
Debt Instrument, Convertible, Latest Date	Jul 24, 2012
Non Related Party [Member] | Abhd Notes Seven [Member]
Convertible Notes Payable	1,645,000
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7
Debt Instrument, Convertible, Latest Date	Aug 18, 2012
Non Related Party [Member] | Abhd Notes Eight [Member]
Convertible Notes Payable	380,000
Debt Instrument, Unamortized Discount	(441,918)
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7
Debt Instrument, Convertible, Latest Date	Aug 24, 2012
Non Related Party [Member] | Promissory Note One [Member]
Convertible Notes Payable		83,679
Debt Instrument, Convertible, Effective Interest Rate		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Aug 2, 2010
Non Related Party [Member] | Promissory Note Two [Member]
Convertible Notes Payable		100,000
Debt Instrument, Convertible, Effective Interest Rate		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Aug 26, 2010
Non Related Party [Member] | Promissory Note Three [Member]
Convertible Notes Payable		$ 25,000
Debt Instrument, Convertible, Effective Interest Rate		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		May 2, 2011

Aggregate Maturities Of Debt Obligations (Detail) (USD $)	Dec. 31, 2011
2012	$ 4,800,000
2013	1,350,000
2014	686,000
Long-term Debt	$ 6,836,000

Stockholder's Equity And Stock-Based compensation- Additional Imformation (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended													12 Months Ended					12 Months Ended			12 Months Ended
	Jul. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Feb. 10, 2011	Dec. 31, 2011 Individual Counterparty [Member]	Dec. 31, 2010 Individual Counterparty [Member]	Sep. 30, 2011 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member] September Offering [Member]	Dec. 31, 2011 Private Placement [Member] July Offering [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] Stock Issue One [Member]	Dec. 31, 2011 Common Stock [Member] Stock Issue Two [Member]	Dec. 31, 2011 Warrant 2	Dec. 31, 2010 Warrant 2	Dec. 31, 2010 Warrant 2 Individual Counterparty [Member]	Dec. 31, 2011 Warrant 1	Dec. 31, 2010 Warrant 1	Dec. 31, 2010 Warrant 1 Individual Counterparty [Member]	Dec. 31, 2011 Series Convertible Preferred Stock [Member]	Dec. 31, 2011 Abtech Options [Member]	Dec. 31, 2011 Abhd Options [Member]	Dec. 31, 2011 Abhd Options [Member] Private Placement [Member] September Offering [Member]	Dec. 31, 2011 Abhd2012 Incentive Stock Plan [Member]	Dec. 31, 2010 Abhd2012 Incentive Stock Plan [Member]	Dec. 31, 2011 Performance Shares [Member]	Dec. 31, 2011 Abhd Warrants [Member]	Dec. 31, 2010 Abhd Warrants [Member]	Dec. 31, 2009 Abhd Warrants [Member]	Dec. 31, 2011 Two Thousand Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum																															15.00%
Stock-based compensation expense		$ 297,247	$ 223,801	$ 135,546	$ 239,265																				$ 77,532	$ 163,420
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																									9,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																									1,338,963
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																										1 year 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value																						0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value																							0
Weighted Average Remaining Term, Forfeited and expired																							3 years 10 months 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number																							320,000
Sharebased Compensation Arrangement By Sharebased Payment Award Options Non Exercisable Number																							3,865,000				1,189,300
Stock Issued During Period, Shares, Issued for Cash												2,320,000	1,495,000	825,000
Stock Issued During Period, Value, Issued for Cash												2,320,000
Stock Issued During Period, Shares, Issued for Services	300,000				692,092							449,931
Common stock issued for services rendered		240,000	14,700	320,533	19,980
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued				530,000						533,333	466,666				500,000			30,000						2,666,667
Investment Warrants, Exercise Price		$ 0.9		$ 0.5					$ 0.6
Investment Warrants Expiration Date															Feb 28, 2014			Jul 23, 2013
Compensation Expense For Warrants				58,014	68,024		7,821
Warrants and Rights Outstanding																$ 53,238			$ 638,854
Warrant exercisable prior to consummation of a Qualified Financing, exercise price per share								0.7								0.7			0.8
Warrants Exercisable Period																Apr 7, 2015	Apr 30, 2015		Jan 11, 2015	Apr 7, 2015
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		87,217						58,205
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																							0					4,196,666	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms				2 years 6 months																								4 years 6 months
Preferred stock, shares authorized				5,000,000	3,500,000	0															3,500,000
Preferred Stock, Shares Outstanding				1,439,614	1,589,775	0
Preferred stock, par value				$ 0.01	$ 0.01	$ 0
Share Price				$ 0.42																	$ 3.75

Weighted Average Of Fair Value And The Significant Assumptions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Expected dividend yield	0.00%	0.00%
Expected volatility	81.50%
Risk-free interest rate	1.90%	2.10%
Expected life (in years)	5 years	8 years 8 months 12 days
Maximum [Member]
Expected volatility		15.00%
Minimum [Member]
Expected volatility		13.00%
Abtech Options [Member]
Weighted Average Remaining Term, granted	0	0.9
Abhd Options [Member]
Weighted Average Remaining Term, granted	0.27	0.12

Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Number of Shares outstanding, Granted	4,734,300
Abtech Options [Member]
Number of Shares outstanding, Opening balance	5,329,107	4,152,551
Number of Shares outstanding, Granted		3,306,069
Number of Shares outstanding, Exercised		0
Number of Shares outstanding, Forfeited And expired	(2,629,949)	(2,129,513)
Number of Shares outstanding, Closing Balance	2,699,158	5,329,107		4,152,551
Weighted Average Exercise Price, Opening Balance	$ 0.7	$ 0.7
Weighted Average Exercise Price, Granted		$ 0.7
Weighted Average Exercise Price, Forfeited and expired	$ 0.7	$ 0.7
Weighted Average Exercise Price, Closing balance	$ 0.7	$ 0.7		$ 0.7
Weighted Average Remaining Term	3 years 5 months 12 days	6 years 6 months 22 days		4 years 11 months 19 days
Weighted Average Remaining Term, granted	$ 0	$ 0.9
Abhd Options [Member]
Number of Shares outstanding, Opening balance	640,000	0
Number of Shares outstanding, Granted	4,734,300	640,000	[1]
Number of Shares outstanding, Closing Balance	5,374,300	640,000
Weighted Average Exercise Price, Opening Balance	$ 0.55	$ 0
Weighted Average Exercise Price, Granted	$ 0.42	$ 0.55
Weighted Average Exercise Price, Closing balance	$ 0.44	$ 0.55
Weighted Average Remaining Term	9 years 6 months 29 days	4 years 10 months 10 days
Weighted Average Remaining Term, granted	$ 0.27	$ 0.12

[1]	These options were previously excluded, however, the exclusion had no effect on the consolidated statement of operations as the options did not begin to vest until 2011.

Non vested Common Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Nonvested Abtech Shares [Member]
Number of Nonvested Shares outstanding, Opening Balance	2,502,178	1,426,769
Number of Nonvested Shares outstanding, Granted	0	3,306,069
Number of Nonvested Shares outstanding, Vested	(399,284)	(990,218)
Number of Nonvested Shares outstanding, Forfeited or expired	(2,102,894)	(1,240,442)
Number of Nonvested Shares outstanding, Closing Balance	0	2,502,178
Weighted Average Grant Date Fair value of Non vested Shares, Opening Balance	$ 0.18	$ 0.28
Weighted Average Grant Date Fair value of Non vested Shares, Granted		$ 0.17
Weighted Average Grant Date Fair value of Non vested Shares, Vested	$ 0.1	$ 0.17
Weighted Average Grant Date Fair value of Non vested Shares, Forfeited or expired	$ 0.2	$ 0.27
Weighted Average Grant Date Fair value of Non vested Shares, Closing Balance	$ 0	$ 0.18
Nonvested Abhd Shares [Member]
Number of Nonvested Shares outstanding, Opening Balance	640,000	0
Number of Nonvested Shares outstanding, Granted	4,734,300	640,000
Number of Nonvested Shares outstanding, Vested	(320,000)	0
Number of Nonvested Shares outstanding, Forfeited or expired	0	0
Number of Nonvested Shares outstanding, Closing Balance	5,054,300	640,000
Weighted Average Grant Date Fair value of Non vested Shares, Opening Balance	$ 0.12
Weighted Average Grant Date Fair value of Non vested Shares, Granted	$ 0.27	$ 0.12
Weighted Average Grant Date Fair value of Non vested Shares, Vested	$ 0.12
Weighted Average Grant Date Fair value of Non vested Shares, Closing Balance	$ 0.27	$ 0.12

Summary Of Common Stock Warrants (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Abtech Warrants [Member]
Number of Nonvested Shares outstanding, Opening Balance	5,066,698	4,422,877
Number of Nonvested Shares outstanding, Granted	0	750,297
Number of Nonvested Shares outstanding, Vested	0	0
Number of Nonvested Shares outstanding, Forfeited or expired	(3,306,069)	(106,476)
Number of Nonvested Shares outstanding, Closing Balance	1,760,629	5,066,698
Weighted Average Grant Date Fair value of Non vested Shares, Opening Balance	$ 0.79	$ 0.79
Weighted Average Grant Date Fair value of Non vested Shares, Granted	$ 0	$ 0.79
Weighted Average Grant Date Fair value of Non vested Shares, Vested	$ 0	$ 0
Weighted Average Grant Date Fair value of Non vested Shares, Forfeited or expired	$ 0.8	$ 0.7
Weighted Average Grant Date Fair value of Non vested Shares, Closing Balance	$ 0.77	$ 0.79
Abhd Warrants [Member]
Number of Nonvested Shares outstanding, Opening Balance	0	0
Number of Nonvested Shares outstanding, Granted	4,196,666	0
Number of Nonvested Shares outstanding, Vested	0	0
Number of Nonvested Shares outstanding, Forfeited or expired	0	0
Number of Nonvested Shares outstanding, Closing Balance	4,196,666	0
Weighted Average Grant Date Fair value of Non vested Shares, Opening Balance	$ 0	$ 0
Weighted Average Grant Date Fair value of Non vested Shares, Granted	$ 0.59	$ 0
Weighted Average Grant Date Fair value of Non vested Shares, Vested	$ 0	$ 0
Weighted Average Grant Date Fair value of Non vested Shares, Forfeited or expired	$ 0	$ 0
Weighted Average Grant Date Fair value of Non vested Shares, Closing Balance	$ 0.59	$ 0

Common Shares Reserved For Future Issuance (Detail)	12 Months Ended
Dec. 31, 2011
Shares issuable upon conversion of debt	1,320,454
Common Stock, Capital Shares Reserved for Future Issuance	31,667,254
Abhd Shares [Member]
Conversion of convertible AbTech preferred stock	7,664,193
Shares issuable upon conversion of debt	9,972,309
Stock options outstanding	8,073,458
Warrants to purchase common stock	5,957,294

Reverse Acquisition Transaction- Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended
	Feb. 28, 2011	Dec. 31, 2011	Sep. 30, 2012	Feb. 10, 2011	Dec. 31, 2010	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] Secured Debt [Member]	Dec. 31, 2011 Subsequent To Merger [Member]	Dec. 31, 2011 Subsequent To Merger [Member] Investor [Member]	May 31, 2011 Subsequent To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Subsequent To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Prior To Merger [Member]	Dec. 31, 2010 Prior To Merger [Member]	Dec. 31, 2011 Prior To Merger [Member] Abtech Industries, Inc [Member]	Dec. 31, 2011 Prior To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Prior To Merger [Member] Series Convertible Preferred Stock [Member]
Noncash or Part Noncash Acquisition, Interest Acquired											78.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares															32,009,801
Equity Method Investment, Ownership Percentage		50.00%										100.00%
Common stock, issued shares		47,160,435	57,491,386	0	49,249,674				500,000			10,000,000
Common stock, outstanding shares		47,160,435	57,491,386	10,000,000	49,249,674				675,000			10,000,000
Business Acquisition, Cost of Acquired Entity, Purchase Price						$ 3,000,000							$ 1,645,000
Partial Proceeds On Funding Merger Agreement		150,000
Issuance Of Debt For Financing Commitment								1,355,000
Debt Instrument Pledged As Collateral		1,145,000
Proceeds from Issuance of Secured Debt									675,000
Due from Affiliates								1,355,000
Stock Held As Additional Collateral For Debt Instrument							175,000			509,300	175,000
Conversion of convertible AbTech preferred stock																1,439,614
Class of Warrant or Right, Outstanding												480,266				471,444
Conversion of Stock, Shares Converted	206,667											2,557,153				471,444
Debt Conversion, Converted Instrument, Amount															1,349,291	3,980,666
Common stock issued up on conversion of convertible promissory note, shares		1,320,454													1,919,320
Conversion Of Options Into Common Stock, Shares												992,000		5,281,855
Debt Default, Short-term Debt, Amount										$ 680,000

Debt Repayment- Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2011	Feb. 28, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Convertible promissory notes, proceed	$ 1,960,000	$ 2,600,000
Convertible notes conversion to shares of common stock, conversion rate per share					$ 0.57
Proceeds from notes payable			2,600,000	3,075,000	6,497,100	1,291,865
Repayments of Convertible Debt					604,100
Common stock issued up on conversion of convertible promissory note, shares					1,320,454
Note discount amortized as interest			1,243,812	16,212	159,657	0
New Investors [Member]
Proceeds from notes payable					$ 747,100

Private Placements - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended						9 Months Ended		1 Months Ended								1 Months Ended	12 Months Ended		9 Months Ended				0 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended
	Mar. 31, 2011	Feb. 28, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Warrant 1	Dec. 31, 2010 Warrant 2	Aug. 31, 2012 Private Placement	Jul. 31, 2012 Private Placement	Apr. 30, 2012 Private Placement	Feb. 29, 2012 Private Placement	Sep. 30, 2011 Private Placement	Jul. 31, 2011 Private Placement	Sep. 30, 2012 Private Placement	Jul. 30, 2012 Private Placement	Sep. 30, 2011 Private Placement Cash [Member]	Sep. 30, 2011 Private Placement Secured Debt [Member]	Sep. 30, 2011 Private Placement First Extension Option [Member]	Sep. 30, 2011 Private Placement Second Extension Option [Member]	Sep. 30, 2011 Private Placement Warrant [Member]	Dec. 31, 2011 Private Placement Warrant [Member]	Sep. 30, 2012 Private Placement Warrant 1	Sep. 30, 2012 Private Placement Warrant 2	Feb. 29, 2012 Private Placement Convertible promissory notes	Dec. 31, 2011 Private Placement Convertible promissory notes	Sep. 30, 2012 Private Placement Convertible promissory notes	Sep. 30, 2012 Private Placement Convertible promissory notes Minimum	Sep. 30, 2012 Private Placement Convertible promissory notes Before Extension	Sep. 30, 2012 Private Placement Convertible promissory notes First optional 90 days extension	Sep. 30, 2012 Private Placement Convertible promissory notes Second optional 90 days extension	Sep. 23, 2011 Private Placement Secured Convertible Notes	Feb. 29, 2012 Private Placement Secured Convertible Notes	Sep. 30, 2012 Private Placement Secured Convertible Notes	Sep. 30, 2011 Private Placement Secured Convertible Notes In the event of a Qualified Financing by the Company	Sep. 30, 2010 Private Placement Secured Convertible Notes In the event of a Qualified Financing by the Company	Sep. 30, 2011 Private Placement Secured Convertible Notes Assumed Conversion Price	Sep. 30, 2011 Private Placement Secured Convertible Notes Base Exercise Price
Debt Instrument [Line Items]
Convertible promissory notes, proceed	$ 1,960,000	$ 2,600,000												$ 700,000							$ 4,000,000				$ 2,600,000	$ 4,000,000
Convertible promissory notes, interest rate																													12.00%	15.00%	18.00%
Convertible promissory notes, effective date of interest																													P9M
Convertible promissory notes, extension period																														90 days	90 days
Gross proceeds from issuance of private placement			3,450,337		1,722,100																							5,000,000
Convertible notes conversion to shares of common stock, conversion rate per share					$ 0.57								$ 0.6	$ 0.6				$ 0.7									$ 0.7										$ 0.6
Conversion of Notes into securities, discount rate																																			20.00%
Notice to repurchase any or all outstanding notes																																				10 days
Warrant exercisable prior to consummation of a Qualified Financing, exercise price per share							0.8	0.7																														0.6
Warrant exercisable period																																5 Years
Discount amount on note															1,418,623
Note discount for warrants amortized as interest			1,243,812	16,212	159,657	0							159,657		1,216,063																			971,514
Estimated value of warrant liability			2,652,234		498,976	0																	2,043,992	381,442
Placement agent fee as a percentage of amounts received													8.00%
Placement agent fee												208,000	320,000
Warrants term													5 years
Warrant issued to placement agent, share													754,286
Convertible promissory notes, proceed																																	2,600,000
Intrinsic value of the 2012 secured notes as a result of beneficial conversion feature			1,200,433	1,620,955	1,620,955	0																											1,200,433
Convertible promissory notes, proceed	1,960,000	2,600,000												700,000							4,000,000				2,600,000	4,000,000
Debt Instrument, Convertible, Effective Interest Rate									18.00%	15.00%	12.00%							12.00%	15.00%	18.00%
Discount Rate On Investment													2000.00%	2000.00%
Convertible notes conversion to shares of common stock, conversion rate per share					$ 0.57								$ 0.6	$ 0.6				$ 0.7									$ 0.7										$ 0.6
Note discount amortized as interest			1,243,812	16,212	159,657	0							159,657		1,216,063																			971,514
Warrants Granted Value																					741,028
Warrant Liability																					498,976
Placement agent fee												208,000	320,000
Class of Warrant or Right, Outstanding																						533,333
Proceeds To Be Received From Sale Of Debt and Equity														5,000,000
Common Stock Percentage													4000.00%	4000.00%
Precentage Of Note Payable Principal Amount														10		10
Warrants Not Settleable in Cash, Fair Value Disclosure													622,895								118,133	118,133
Commissions Percentage Of Gross Offering Proceeds													8				4
Common stock issued (in shares)			4,840,832
Common Stock Offering Price			$ 0.77
Payments For Private Placement Agent Fees			268,627
Legal Fees			$ 8,475
Percentage Of Shares Purchased For Warrants			10.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			87,217
Investment Warrants, Exercise Price			$ 0.9		$ 0.5								$ 0.6
Investment Warrants Expiration Term			5 years

Reconciliation of Warrant Liability (Detail) (USD $)	12 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2012 Warrants to purchase common stock
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 0	$ 498,976
Total (gains) or losses	(242,052)	1,232,291
Purchases, issuances and settlements	741,028	920,967
Transfers in or out of Level 3	0	0
Ending Balance	$ 498,976	$ 2,652,234

Fair Value of Warrant Liability Assumptions (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected volatility	85.25%	81.45%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	0.62%	0.83%
Minimum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected term	1 year 10 months 24 days	2 years 3 months 18 days
Maximum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected term	2 years 2 months 12 days	2 years 6 months

Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended
	Jul. 31, 2012	Mar. 31, 2011	Feb. 28, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Subsequent Event [Member]	Nov. 06, 2012 Secured Debt [Member]	Nov. 10, 2012 Secured Debt [Member]	Sep. 30, 2012 Secured Debt [Member] Subsequent Event [Member]	Nov. 06, 2012 Secured Debt [Member] Accrued Interest [Member]	Nov. 10, 2012 Secured Debt [Member] Accrued Interest [Member]
Subsequent Event [Line Items]
Convertible promissory notes, proceed		$ 1,960,000	$ 2,600,000
Proceeds From Public Offering			6,600,000
Conversion of Stock, Shares Converted			206,667
Conversion of Stock, Shares Issued			1,321,908
Stock Issued During Period, Shares, Issued for Services	300,000					692,092
Debt Instrument, Face Amount				7,300,000				2,898,000		2,898,000
Convertible notes, principal and interest amount					1,350,000
Convertible promissory notes, accrued interest				29,652			269,420	4,662,452	5,030,000
Common stock issued up on conversion of convertible promissory note, shares					1,320,454		4,662,452					397,641
Repayments of Secured Debt								$ 275,000	$ 1,995,000		$ 265,630

Stockholders Deficiency - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2012	Feb. 28, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity Note [Line Items]
Common stock issued up on conversion of Series A preferred stock, shares			1,100,251
Common stock issued up on conversion of convertible notes issued by AbTech in 2006 and 2009 , shares				1,320,454
Convertible notes, principal and interest amount				$ 1,350,000
Adjustment to paid in capital, charge for stock based compensation attributable to options and warrants vested			297,247
Beneficial conversion feature of new debt			(1,200,433)	1,620,955
Advances received pre-merger (in shares)		46,000,000		10,000,000
Goodwill, Written off Related to Sale of Business Unit				10,000
Earnings Per Share, Basic				$ 0.06
Earnings Per Share, Diluted				$ 0.1
Stock Issued During Period, Shares, Issued for Services	300,000				692,092
Stock Issued During Period, Value, Issued for Services			240,000
Gross proceeds from issuance of private placement			3,450,337	1,722,100
Private Placement [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, Issued for Cash			4,840,832
Warrant [Member]
Stockholders Equity Note [Line Items]
Series A preferred stock converted to common stock, shares			366,666
Adjustment to paid in capital, charge for stock based compensation attributable to options and warrants vested			212,780
Gross proceeds from issuance of private placement			220,000
AbTech Industries, Inc.
Stockholders Equity Note [Line Items]
Series A preferred stock converted to common stock, shares			206,667
Common stock issued up on conversion of convertible notes issued by AbTech in 2006 and 2009 , shares			441,707
Number of convertible notes issued			4
Convertible notes issued by AbTech in 2006 and 2008, aggregate principal amount			280,000
AbTech Industries, Inc. | Promissory Notes
Stockholders Equity Note [Line Items]
Common stock issued up on conversion of convertible notes issued by AbTech in 2006 and 2009 , shares			368,227
Number of convertible notes issued			2
Convertible notes, principal and interest amount			220,936
AbTech Industries, Inc. | Secured Debt
Stockholders Equity Note [Line Items]
Common stock issued up on conversion of convertible notes issued by AbTech in 2006 and 2009 , shares			2,913,266
Number of convertible notes issued			20
Convertible notes, principal and interest amount			$ 2,039,285

Revised Retroctive Restatement Of Stockholders' Deficiency To Reflect The Merger Transaction - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2011	Dec. 31, 2011
Advances received pre-merger (in shares)	46,000,000	10,000,000
Goodwill, Written off Related to Sale of Business Unit		$ 10,000
Earnings Per Share, Basic		$ 0.06
Earnings Per Share, Diluted		$ 0.1